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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing 6 of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S.

Government Money Market Fund, Evergreen Prime Cash Management Money Market Fund, for the year ended August 31, 2004 These 6 series have a February 28 fiscal year end.

Date of reporting period: August 31, 2004

Item 1 - Reports to Stockholders.

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional 100% Treasury Money Market Fund, which covers the six-month period ended August 31, 2004.

The importance of proper asset allocation between stocks, bonds and cash cannot be overstated during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates at 45-year lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve as well as the use of floaters, in order to benefit from anticipated Federal Reserve (Fed) actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic

1

LETTER TO SHAREHOLDERS continued

growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.2 million new jobs in the first half of the year.

Another condition of economic recoveries, though, is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter, though, as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.65% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability to their long-term investments.

2

LETTER TO SHAREHOLDERS continued

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper	Merrill
		Institutional	Institutional	Lynch
	Institutional	Service	U.S. Treasury	3-Month
	Shares	Shares	Money	U.S.
	(Class I)	(Class IS)	Markets	Treasury
Class inception date	12/8/1997	12/22/1997	Median	Bill Index**

Nasdaq symbol	EUIXX	ESIXX

6-month return	0.39%	0.26%	0.36%	0.56%

Average annual return

1-year	0.69%	0.44%	0.66%	1.08%

5-year	2.85%	2.59%	2.75%	3.17%

Since portfolio inception	3.36%	3.09%	3.30%	3.65%

7-day annualized yield	0.99%	0.74%	N/A	N/A

30-day annualized yield	0.95%	0.70%	N/A	N/A

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2004, there were 146 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

**Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class I	$1,000.00	$1,003.86	$1.62
Class IS	$1,000.00	$1,002.60	$2.88
Hypothetical
(5% return
before expenses)
Class I	$1,000.00	$1,023.59	$1.63
Class IS	$1,000.00	$1,022.33	$2.91

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS I		2004 [1]	2003	2002	2001	2000 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.007	0.015	0.032	0.058	0.047

Distributions to shareholders from
Net investment income	(0.004)	(0.007)	(0.015)	(0.032)	(0.058)	(0.047)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.39%	0.70%	1.48%	3.28%	5.98%	4.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$484,450	$449,943	$487,684	$409,199	$239,204	$352,985
Ratios to average net assets
Expenses [2]	0.32% [3]	0.31%	0.18%	0.13%	0.12%	0.11%
Net investment income	0.77% [3]	0.70%	1.44%	3.05%	5.82%	4.72%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS IS		2004 [1]	2003	2002	2001	2000 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.003	0.004	0.012	0.030	0.056	0.045

Distributions to shareholders from
Net investment income	(0.003)	(0.004)	(0.012)	(0.030)	(0.056)	(0.045)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.26%	0.45%	1.23%	3.02%	5.71%	4.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$232,180	$256,132	$364,153	$219,117	$284,237	$178,432
Ratios to average net assets
Expenses [2]	0.57% [3]	0.56%	0.43%	0.38%	0.37%	0.36%
Net investment income	0.53% [3]	0.45%	1.19%	3.01%	5.60%	4.57%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

August 31, 2004 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Bills:*
1.15%, 9/2/2004	$ 45,670,000	$45,668,548
1.16%, 9/2/2004	19,275,000	19,274,379
1.17%, 9/2/2004	55,410,000	55,408,199
1.18%, 9/9/2004	47,681,000	47,668,497
1.25%, 9/9/2004	35,000,000	34,990,278
1.27%, 9/16/2004	8,862,000	8,857,329
1.28%, 9/23/2004	22,590,000	22,572,364
1.30%, 9/30/2004	65,524,000	65,455,382
1.31%, 9/23/2004	75,000,000	74,940,042
1.31%, 9/30/2004	8,911,000	8,901,596
1.32%, 9/16/2004	50,000,000	49,972,448
1.32%, 10/7/2004	62,000	61,918
1.33%, 10/7/2004	3,482,000	3,477,386
1.34%, 9/9/2004	3,194,000	3,193,052
1.35%, 9/23/2004	59,279,000	59,230,095
1.35%, 9/30/2004	2,865,000	2,861,884
1.36%, 9/2/2004	1,149,000	1,148,957
1.37%, 9/2/2004	5,476,000	5,475,792
1.40%, 10/21/2004	62,970,000	62,847,996
1.40%, 10/28/2004	3,209,000	3,201,887
1.41%, 9/16/2004	35,141,000	35,120,318
1.42%, 11/4/2004	4,228,000	4,217,327
1.44%, 11/4/2004	2,277,000	2,271,171
U.S. Treasury Notes:
1.63%, 3/31/2005	15,000,000	15,026,444
1.63%, 4/30/2005	33,736,000	33,765,606
1.75%, 12/31/2004	15,000,000	15,013,641
5.88%, 11/15/2004	25,000,000	25,228,750
6.50%, 8/15/2005	10,000,000	10,418,325

Total Investments (cost $716,269,611)99.9%		716,269,611
Other Assets and Liabilities 0.1%		360,597

Net Assets 100.0%		$716,630,208

* Rate shown represents the yield to maturity at date of purchase.

The following is the percent of total investments by credit quality as of August 31, 2004:

Tier 1 100%

The following tableshows the percent of total investments by maturity as of August 31, 2004:

2 – 7 days	17.7%
8 – 60 days	67.5%
61 – 120 days	4.4%
121 – 240 days	4.2%
241+ days	6.2%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004 (unaudited)

Assets
Investments at amortized cost	$716,269,611
Cash	5,901
Interest receivable	797,288
Prepaid expenses and other assets	81,800

Total assets	717,154,600

Liabilities
Dividends payable	456,105
Payable for Fund shares redeemed	173
Advisory fee payable	4,120
Distribution Plan expenses payable	1,589
Due to other related parties	2,516
Accrued expenses and other liabilities	59,889

Total liabilities	524,392

Net assets	$716,630,208

Net assets represented by
Paid-in capital	$716,411,215
Undistributed net investment income	220,389
Accumulated net realized losses on securities	(1,396)

Total net assets	$716,630,208

Net assets consists of
Class I	$484,450,354
Class IS	232,179,854

Total net assets	$716,630,208

Shares outstanding
Class I	484,214,952
Class IS	232,024,278

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2004 (unaudited)

Investment income
Interest	$3,468,090

Expenses
Advisory fee	664,759
Distribution Plan expenses	228,104
Administrative services fee	189,931
Transfer agent fees	10,513
Trustees' fees and expenses	7,688
Printing and postage expenses	10,126
Custodian and accounting fees	64,399
Registration and filing fees	47,895
Professional fees	24,146
Other	6,184

Total expenses	1,253,745
Less: Expense reductions	(1,089)

Net expenses	1,252,656

Net investment income	2,215,434

Net realized gains on securities	1,834

Net increase in net assets resulting from operations	$2,217,268

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2004		Year Ended
	(unaudited)		February 29, 2004

Operations
Net investment income		$2,215,434		$4,733,539
Net realized gains on securities		1,834		35,385

Net increase in net assets resulting
from operations		2,217,268		4,768,924

Distributions to
shareholders from
Net investment income
Class I		(1,730,934)		(3,175,524)
Class IS		(484,493)		(1,557,097)

Total distributions to shareholders		(2,215,427)		(4,732,621)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	659,251,866	659,251,866	2,126,578,203	2,126,578,203
Class IS	227,270,002	227,270,002	657,272,790	657,272,790

		886,521,868		2,783,850,993

Net asset value of shares issued in
reinvestment of distributions
Class I	110,275	110,275	362,460	362,460
Class IS	189,934	189,934	397,928	397,928

		300,209		760,388

Payment for shares redeemed
Class I	(624,856,713)	(624,856,713)	(2,164,700,506)	(2,164,700,506)
Class IS	(251,412,268)	(251,412,268)	(765,708,019)	(765,708,019)

		(876,268,981)		(2,930,408,525)

Net increase (decrease) in net
assets resulting from capital
share transactions		10,553,096		(145,797,144)

Total increase (decrease) in
net assets		10,554,937		(145,760,841)
Net assets
Beginning of period		706,075,271		851,836,112

End of period		$716,630,208		$706,075,271

Undistributed net investment
income		$220,389		$220,382

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay on ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of August 31, 2004 were $117,657.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On August 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 29, 2004, the Fund incurred and elected to defer post-October capital losses of $3,230.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from other participating funds. During the six months ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

16

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17

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567756 rv1 10/2004

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ' S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
14	S C H E D U L E O F I N V E S T M E N T S
22	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
23	S TAT E M E N T O F O P E R AT I O N S
24	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
25	N O T E S T O F I N A N C I A L S TAT E M E N T S
32	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Money Market Fund, which covers the six-month period ended August 31, 2004.

The importance of proper asset allocation between stocks, bonds and cash cannot be overstated during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates at 45-year lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve as well as the use of floaters, in order to benefit from anticipated Federal Reserve (Fed) actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic

1

LETTER TO SHAREHOLDERS continued

growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.2 million new jobs in the first half of the year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter, though, as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.65% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability to their long-term investments.

2

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

M A N A G E M E N T   T E A M

J. Kellie Allen

Bryan K. White, CFA

P E R F O R M A N C E   A N D   R E T U R N S *

Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

6-month return	0.55%	0.53%

Average annual return

1-year	1.05%	1.00%

5-year	3.23%	3.20%

Since portfolio inception	4.05%	4.02%

7-day annualized yield	1.43%	1.38%

30-day annualized yield	1.37%	1.32%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2004, there were 301 funds in the Lipper Institutional Money Markets category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RC or RV. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

						Merrill
	Institutional				Lipper	Lynch
Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index**

EMNXX	EMSXX	EMPXX	EMVXX	EMOXX

0.50%	0.43%	0.30%	0.23%	0.15%	0.41%	0.56%

0.94%	0.79%	0.54%	0.39%	0.24%	0.76%	1.08%

3.16%	2.97%	2.89%	2.78%	2.68%	2.94%	3.17%

4.00%	3.78%	3.82%	3.76%	3.69%	3.75%	3.87%

1.33%	1.18%	0.93%	0.78%	0.63%	N/A	N/A

1.27%	1.12%	0.87%	0.72%	0.57%	N/A	N/A

7 - D AY   A N N U A L I Z E D   Y I E L D

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

**Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class I	$1,000.00	$1,005.54	$1.01
Class AD	$1,000.00	$1,005.29	$1.26
Class IN	$1,000.00	$1,005.04	$1.52
Class IS	$1,000.00	$1,004.27	$2.27
Class P	$1,000.00	$1,003.01	$3.53
Class RV	$1,000.00	$1,002.26	$4.29
Class RC	$1,000.00	$1,001.50	$5.04
Hypothetical
(5% return
before expenses)
Class I	$1,000.00	$1,024.20	$1.02
Class AD	$1,000.00	$1,023.95	$1.28
Class IN	$1,000.00	$1,023.69	$1.53
Class IS	$1,000.00	$1,022.94	$2.29
Class P	$1,000.00	$1,021.68	$3.57
Class RV	$1,000.00	$1,020.92	$4.33
Class RC	$1,000.00	$1,020.16	$5.09

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.20% for Class I, 0.25% for Class AD, 0.30% for Class IN, 0.45% for Class IS, 0.70% for Class P, 0.85% for Class RV and 1.00% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS I		2004 [1]	2003	2002	2001	2000 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.006	0.010	0.017	0.035	0.063	0.053

Distributions to shareholders from
Net investment income	(0.006)	(0.010)	(0.017)	(0.035)	(0.063)	(0.053)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.55%	1.05%	1.75%	3.58%	6.50%	5.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,438,804	$13,392,535	$19,297,892	$11,290,424	$6,261,505	$3,848,005
Ratios to average net assets
Expenses [2]	0.20% [3]	0.21%	0.21%	0.22%	0.21%	0.22%
Net investment income	1.10% [3]	1.06%	1.70%	3.35%	6.31%	5.25%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS AD		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.010	0.017	0.026

Distributions to shareholders from
Net investment income	(0.005)	(0.010)	(0.017)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.53%	1.00%	1.70%	2.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,381	$10,951	$13,017	$25,635
Ratios to average net assets
Expenses [3]	0.25% [4]	0.26%	0.26%	0.27% [4]
Net investment income	1.05% [4]	1.02%	1.58%	2.59% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS IN		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.009	0.016	0.026

Distributions to shareholders from
Net investment income	(0.005)	(0.009)	(0.016)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.50%	0.95%	1.65%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$124,687	$190,016	$252,560	$123,849
Ratios to average net assets
Expenses [3]	0.30% [4]	0.31%	0.31%	0.32% [4]
Net investment income	0.97% [4]	0.94%	1.59%	2.91% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS IS		2004 [1]	2003	2002	2001	2000 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.008	0.015	0.033	0.061	0.050

Distributions to shareholders from
Net investment income	(0.004)	(0.008)	(0.015)	(0.033)	(0.061)	(0.050)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.43%	0.80%	1.49%	3.32%	6.23%	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,483,911	$2,474,978	$3,082,949	$3,896,538	$3,258,376	$2,699,653
Ratios to average net assets
Expenses [2]	0.45% [3]	0.46%	0.46%	0.47%	0.45%	0.47%
Net investment income	0.85% [3]	0.80%	1.50%	3.21%	6.05%	5.00%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28

CLASS P		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.003	0.005	0.012	0.022

Distributions to shareholders from
Net investment income	(0.003)	(0.005)	(0.012)	(0.022)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.30%	0.55%	1.24%	2.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$168,082	$144,513	$145,570	$155,419
Ratios to average net assets
Expenses [3]	0.70% [4]	0.71%	0.71%	0.74% [4]
Net investment income	0.60% [4]	0.55%	1.20%	1.99% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS RV		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.004	0.011	0.021

Distributions to shareholders from
Net investment income	(0.002)	(0.004)	(0.011)	(0.021)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.23%	0.40%	1.09%	2.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,392	$27,444	$25,146	$20,408
Ratios to average net assets
Expenses [3]	0.85% [4]	0.86%	0.86%	0.87% [4]
Net investment income	0.43% [4]	0.40%	1.06%	2.35% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS RC		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.001	0.002	0.009	0.020

Distributions to shareholders from
Net investment income	(0.001)	(0.002)	(0.009)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.15%	0.24%	0.94%	1.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,068	$27,381	$14,699	$32,130
Ratios to average net assets
Expenses [3]	1.00% [4]	1.01%	1.01%	1.03% [4]
Net investment income	0.30% [4]	0.23%	0.85%	1.73% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2004 (unaudited)

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 3.7%
Dain Rauscher, 1.41%, 9/21/2004	$ 70,000,000	$70,000,000
Deutsche Bank AG, 2.26%, 7/6/2005	100,000,000	100,000,000
Deutsche Bank AG, 1.53%, 5/6/2005	225,000,000	225,000,000
First Tennessee Bank, 1.44%, 9/14/2004	50,000,000	50,000,000
State Street Corp., 1.51%, 9/1/2004	224,826,813	224,826,813

Total Certificates of Deposit (cost $669,826,813)		669,826,813

COMMERCIAL PAPER 55.2%
Asset-Backed 53.8%
Amstel Funding Corp., 1.70%, 11/26/2004	125,000,000	124,492,361
ASAP Funding, Ltd.:
1.53%, 9/30/2004	40,000,000	39,950,700
1.55%, 9/10/2004	50,000,000	49,980,625
1.56%, 9/16/2004	84,632,000	84,576,989
1.57%, 9/22/2004	185,000,000	184,830,571
Atlantis One Funding Corp.:
1.47%, 11/16/2004	75,000,000	74,767,250
1.50%, 10/13/2004	95,000,000	94,833,750
Barton Capital Corp.:
1.53%, 9/21/2004	55,000,000	54,953,250
1.53%, 9/22/2004	50,000,000	49,955,375
1.54%, 9/22/2004	100,000,000	99,910,167
Bavaria Funding Corp.:
1.56%, 9/13/2004	175,238,000	175,146,877
1.57%, 9/16/2004	62,195,000	62,154,314
1.57%, 9/20/2004	50,000,000	49,958,569
1.57%, 9/21/2004	50,000,000	49,956,389
1.62%, 9/30/2004	30,000,000	29,960,850
Beta Finance Corp., 1.60%, 10/26/2004	100,000,000	99,755,556
Blue Heron Funding Corp.:
1.64%, 9/21/2004	50,000,000	50,000,000
1.64%, 9/27/2004 144A	50,000,000	50,000,000
Blue Spice LLC:
1.48%, 9/16/2004	75,000,000	74,953,750
1.58%, 9/27/2004	75,000,000	74,914,416
Check Point Charlie, Inc.:
1.45%, 9/8/2004	50,000,000	49,985,903
1.47%, 9/15/2004	50,100,000	50,071,359
1.48%, 9/20/2004	50,100,000	50,060,866
1.52%, 9/8/2004	32,450,000	32,440,409
1.52%, 9/9/2004	29,340,000	29,330,090
1.53%, 9/2/2004	48,000,000	47,997,960
1.59%, 10/12/2004	40,000,000	39,927,567
1.73%, 11/15/2004	26,500,000	26,404,490
1.73%, 11/26/2004	25,110,000	25,006,226
Citibank Credit Card Corp.:
1.52%, 9/8/2004	75,000,000	74,977,833
1.55%, 9/23/2004	200,000,000	199,810,556

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Compass Securitization LLC:
1.52%, 9/7/2004	$ 100,000,000	$99,974,667
1.53%, 9/20/2004	72,715,000	72,656,282
1.54%, 9/22/2004	110,370,000	110,270,851
1.56%, 9/23/2004	120,000,000	119,885,600
Concord Minutemen Capital Company LLC:
1.47%, 11/17/2004	50,387,000	50,228,575
1.55%, 9/3/2004	41,000,000	41,000,000
1.56%, 9/7/2004	100,000,000	100,000,000
1.56%, 9/9/2004	82,750,000	82,750,000
Crown Point Capital Co.:
1.45%, 9/8/2004	105,847,000	105,817,157
1.56%, 10/18/2004	55,843,000	55,729,267
1.66%, 11/16/2004	50,247,000	50,070,912
Descartes Funding Trust, 1.60%, 9/15/2004	100,000,000	100,000,000
Discover Card Financial:
1.48%, 9/22/2004	60,000,000	59,948,200
1.50%, 9/8/2004	80,000,000	79,976,667
1.55%, 9/22/2004	80,000,000	79,927,667
1.56%, 9/27/2004	50,000,000	49,943,666
Eiffel Funding LLC:
1.36%, 9/7/2004	50,000,000	49,988,667
1.55%, 9/17/2004	50,000,000	49,965,556
1.55%, 10/4/2004	50,000,000	49,928,958
1.59%, 9/22/2004	25,000,000	24,976,812
1.59%, 10/25/2004	75,000,000	74,821,125
Fairway Finance Corp.:
1.53%, 9/3/2004	48,709,000	48,704,860
1.58%, 10/4/2004	29,563,000	29,520,183
Gemini Securitization Corp., 1.50%, 9/30/2004	100,000,000	99,879,166
Giro Balanced Funding Corp.:
1.54%, 9/17/2004	105,140,000	105,068,038
1.54%, 9/24/2004	101,701,000	101,600,938
1.59%, 9/27/2004	150,000,000	149,827,749
1.60%, 9/27/2004	75,000,000	74,913,333
Grampian Funding Corp., 1.71%, 12/1/2004	100,000,000	99,567,750
Greyhawk Funding Corp.:
1.47%, 9/21/2004	40,000,000	39,967,333
1.49%, 9/2/2004	22,000,000	21,999,090
1.56%, 9/29/2004	75,000,000	74,909,000
1.61%, 10/26/2004	75,000,000	74,815,521
High Peak Funding Corp.:
1.36%, 9/7/2004	45,000,000	44,989,800
1.50%, 9/13/2004	75,000,000	74,962,500
1.52%, 9/7/2004	26,000,000	25,993,413
1.56%, 9/17/2004	94,750,000	94,684,307
1.75%, 11/17/2004	40,000,000	39,850,278

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lake Constance Funding:
1.36%, 9/7/2004	$ 50,100,000	$50,088,644
1.55%, 9/27/2004	67,000,000	66,924,997
1.56%, 9/23/2004	50,000,000	49,952,334
Lexington Parker Capital Corp.:
1.25%, 9/7/2004	45,721,000	45,711,475
1.31%, 11/2/2004	50,000,000	49,887,194
1.52%, 11/16/2004	50,000,000	49,839,556
1.54%, 9/17/2004	59,711,000	59,670,131
1.75%, 11/16/2004	50,000,000	49,815,278
Liberty Lighthouse United States Capital Co., 1.58%, 9/24/2004 144A	50,000,000	49,999,015
Lockhart Funding Corp.:
1.58%, 9/16/2004	50,000,000	49,967,083
1.60%, 9/29/2004	39,000,000	38,951,467
Mane Funding Corp., 1.55%, 9/24/2004	35,000,000	34,965,340
Moat Funding LLC, 1.47%, 11/9/2004	50,000,000	49,859,125
Mortgage Interest Net Trust Plus:
1.53%, 9/1/2004	80,000,000	80,000,000
1.55%, 9/10/2004	100,000,000	99,961,250
1.57%, 9/10/2004	48,000,000	47,981,160
Neptune Funding Corp.:
1.49%, 9/20/2004	54,584,000	54,541,076
1.51%, 9/30/2004	50,000,000	49,939,181
1.53%, 10/7/2004	50,000,000	49,923,500
1.54%, 9/27/2004	11,960,000	11,946,698
1.54%, 9/28/2004	13,340,000	13,324,592
1.54%, 9/29/2004	36,167,000	36,123,680
1.56%, 9/14/2004	65,000,000	64,963,383
1.56%, 9/17/2004	100,000,000	99,930,667
1.56%, 9/27/2004	43,636,000	43,586,837
1.58%, 10/4/2004	50,000,000	49,927,583
1.69%, 10/28/2004	50,000,000	49,866,208
Newport Funding Corp., 1.58%, 9/1/2004	69,036,000	69,036,000
Old Line Funding Corp.:
1.40%, 9/2/2004	121,548,000	121,543,273
1.43%, 9/7/2004	33,737,000	33,728,959
1.49%, 9/9/2004	48,075,000	48,059,082
Paradigm Funding LLC:
1.54%, 9/14/2004	50,000,000	49,972,195
1.55%, 9/15/2004	120,400,000	120,327,425
1.55%, 9/22/2004	65,313,000	65,253,946
1.57%, 9/27/2004	31,000,000	30,964,849
1.59%, 9/27/2004	75,000,000	74,913,875

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Park Granada LLC:
1.42%, 9/9/2004	$ 50,000,000	$49,984,222
1.58%, 9/1/2004	66,576,000	66,576,000
1.60%, 9/20/2004	100,240,000	100,155,353
1.60%, 9/29/2004	50,000,000	49,937,778
Perry Global:
1.47%, 9/23/2004	50,000,000	49,955,083
1.50%, 9/7/2004	65,000,000	64,983,750
1.50%, 10/6/2004	50,000,000	49,927,083
1.52%, 10/13/2004	50,000,000	49,911,333
1.55%, 9/23/2004	100,000,000	99,905,278
1.56%, 9/27/2004	100,000,000	99,887,333
Restructured Asset Securities, 1.69%, 9/1/2004	170,000,000	170,000,000
Rhineland Funding Corp.:
1.55%, 9/16/2004	50,000,000	49,967,708
1.58%, 9/22/2004	35,435,000	35,402,341
1.60%, 9/14/2004	23,152,000	23,138,623
1.60%, 9/15/2004	25,000,000	24,984,445
1.60%, 10/12/2004	59,062,000	58,954,376
1.68%, 10/26/2004	31,916,000	31,834,082
1.70%, 11/2/2004	37,972,000	37,860,827
1.74%, 11/22/2004	50,000,000	49,801,833
Scaldis Capital LLC:
1.47%, 11/9/2004	50,000,000	49,859,125
1.47%, 11/10/2004	30,226,000	30,139,604
1.48%, 9/14/2004	100,000,000	99,946,556
1.53%, 9/15/2004	50,000,000	49,970,250
1.56%, 9/27/2004	100,000,000	99,887,333
1.60%, 10/26/2004	13,020,000	12,988,173
Sheffield Receivables Corp.:
1.34%, 9/7/2004	25,078,000	25,072,399
1.52%, 9/3/2004	74,420,000	74,413,716
1.55%, 9/20/2004	63,470,000	63,418,078
Societe Generale, 1.51%, 9/10/2004	100,000,000	99,990,344
Surrey Funding Corp.:
1.55%, 9/24/2004	125,000,000	124,876,216
1.57%, 9/27/2004	48,000,000	47,945,573
Thames Asset Global Securities, Inc., 1.29%, 9/3/2004	42,797,000	42,793,933
Three Crowns Funding:
1.53%, 9/7/2004	33,700,000	33,691,407
1.53%, 9/15/2004	75,089,000	75,044,322
1.54%, 9/16/2004	29,594,000	29,575,011
1.56%, 9/22/2004	79,557,000	79,484,603
1.56%, 10/6/2004	50,198,000	50,121,866

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Three Pillars Funding Corp.:
1.45%, 9/1/2004	$ 75,000,000	$ 75,000,000
1.51%, 9/7/2004	35,050,000	35,041,179
1.54%, 9/20/2004	38,384,000	38,352,802
1.56%, 9/22/2004	96,295,000	96,207,372
Ticonderoga & Ticonder:
1.55%, 9/23/2004	41,613,000	41,573,583
1.55%, 9/24/2004	42,720,000	42,677,695
1.57%, 9/27/2004	100,000,000	99,886,612
1.58%, 9/27/2004	135,196,000	135,041,726
Transamerica Occidental, 1.69%, 9/1/2004	100,000,000	100,000,000

		9,837,792,890

Capital Markets 0.9%
Goldman Sachs Group, Inc.:
1.40%, 9/3/2004	100,000,000	100,000,000
1.65%, 11/23/2004	75,000,000	74,714,687

		174,714,687

Consumer Finance 0.5%
Ford Motor Credit Corp., 1.45%, 9/13/2004	85,000,000	84,958,917

Total Commercial Paper (cost $10,097,466,494)		10,097,466,494

CORPORATE BONDS 20.3%
Asset-Backed 0.9%
Syndicated Loan Funding Trust:
1.73%, 9/20/2004 144A	130,000,000	130,000,000
1.74%, 9/21/2004	30,000,000	30,000,000

		160,000,000

Capital Markets 3.3%
Merrill Lynch & Co., Inc., 1.72%, 9/13/2004	300,000,000	300,000,000
Morgan Stanley Dean Witter, Inc.:
1.60%, 9/15/2004	200,000,000	199,776,350
1.72%, 9/15/2004	100,000,000	100,000,000

		599,776,350

Commercial Banks 1.8%
HBOS Treasury Services plc, 1.93%, 11/22/2004 144A	150,000,000	150,000,000
Marshall & Ilsley Bank, 1.70%, 9/20/2004	80,000,000	80,000,000
Northern Rock plc, 1.56%, 10/13/2004 144A	100,000,000	100,000,000

		330,000,000

Consumer Finance 4.8%
BMW Capital Corp LLC:
1.61%, 9/24/2004	200,000,000	200,000,000
4.23%, 6/7/2005	100,000,000	101,524,181

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance continued
General Electric Capital Corp.:
1.57%, 9/1/2004	$ 100,000,000	$ 100,000,000
1.66%, 9/9/2004	100,000,000	100,000,000
1.67%, 9/15/2004	42,216,000	42,219,097
1.68%, 9/17/2004	230,000,000	230,000,000
Volkswagen Financial Services, 1.91%, 10/22/2004 144A	100,900,000	100,979,767

		874,723,045

Diversified Financial Services 3.3%
CC USA, Inc.:
1.46%, 10/25/2004 144A	50,000,000	50,000,000
1.57%, 4/26/2005	50,000,000	50,000,000
Heart Property LLC, 1.66%, 9/2/2004	7,060,000	7,060,000
Liberty Lighthouse United States Capital Co.:
1.54%, 9/10/2004 144A	50,000,000	50,000,000
1.59%, 9/1/2004 144A	50,000,000	50,000,000
2.03%, 5/20/2005	100,000,000	100,000,000
Sigma Finance, Inc.:
1.58%, 5/6/2005	150,000,000	150,000,000
1.64%, 1/4/2005	50,000,000	49,998,268
1.87%, 5/17/2005	60,000,000	60,000,000
Vodafone Airtouch plc, 7.625%, 2/15/2005	39,184,000	40,204,194

		607,262,462

Diversified Telecommunication Services 1.2%
Bellsouth Corp., 4.12%, 9/27/2004 144A	225,000,000	228,642,170

Food Products 0.4%
McDonald's Corp., 4.55%, 3/7/2005 144A	75,000,000	76,186,345

Insurance 1.8%
Allstate Life Global Funding, 1.60%, 9/15/2004 144A	80,000,000	80,000,000
ING Security Life Funding Corp., 1.61%, 9/9/2004 144A	200,000,000	200,000,000
International Lease Finance Corp., 5.95%, 6/6/2005	56,675,000	58,285,803

		338,285,803

Thrifts & Mortgage Finance 2.8%
Countrywide Funding Corp.:
1.68%, 9/24/2004	210,000,000	210,000,011
1.85%, 11/26/2004	130,000,000	130,000,000
1.88%, 11/12/2004	60,000,000	60,053,889
6.84%, 10/22/2004	21,000,000	21,154,962
National Bank Commerce Memphis, TN, FRN, 1.60%, 9/28/2004	50,000,000	49,995,890
National City Corp., 1.20%, 5/15/2005	31,134,000	32,207,647

		503,412,399

Total Corporate Bonds (cost $3,718,288,574)		3,718,288,574

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

FUNDING AGREEMENTS 3.8%
Allstate Funding Corp., 1.77%, 9/15/2004	$ 100,000,000	$ 100,000,000
Jackson National Life Funding, 1.72%, 9/22/2004	100,000,000	100,000,000
Transamerica Occidental Corp.:
1.70%, 9/1/2004	235,000,000	235,000,000
1.75%, 10/1/2004	65,000,000	65,000,000
Travelers Insurance Co., 1.69%, 10/1/2004	200,000,000	200,000,000

Total Funding Agreements (cost $700,000,000)		700,000,000

MUNICIPAL OBLIGATIONS 0.1%
Miscellaneous Revenue 0.1%
Detroit, MI EDA Corp. RB, Ser. A, (LOC: Bank of America), 1.65%, VRDN
(cost $20,830,000)	20,830,000	20,830,000

TIME DEPOSITS 3.1%
Deutsche Bank:
1.47%, 9/1/2004	100,000,000	100,000,000
1.55%, 9/1/2004	250,000,000	250,000,000
Societe Generale:
1.44%, 9/1/2004	120,000,000	120,000,000
1.56%, 9/1/2004	100,000,000	100,000,000

Total Time Deposits (cost $570,000,000)		570,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 13.6%
FHLB:
1.55%, 5/6/2005	200,000,000	200,000,000
1.58%, 5/10/2005	85,000,000	85,000,000
1.625%, 6/15/2005	30,000,000	29,901,646
1.92%, 11/11/2004	150,000,000	150,000,000
2.04%, 6/14/2005	100,000,000	100,000,000
FHLMC:
1.50%, 3/11/2005	100,000,000	100,000,000
1.63%, 1/3/2005	50,000,000	50,000,000
1.80%, 10/7/2004	175,000,000	174,983,282
1.90%, 10/28/2004	125,000,000	125,000,000
1.92%, 11/11/2004	50,000,000	50,000,000
1.96%, 10/20/2004	100,000,000	100,000,000
1.98%, 11/12/2004	240,000,000	239,971,683
2.32%, 11/17/2004	100,000,000	100,000,000
2.34%, 11/24/2004	100,000,000	100,000,000
FNMA:
1.40%, 5/3/2005	50,000,000	50,000,000
1.65%, 5/16/2005	50,000,000	50,000,000
1.75%, 5/23/2005	295,000,000	295,000,000
1.80%, 5/27/2005	50,000,000	50,000,000
1.92%, 9/15/2004	100,000,000	100,000,000
2.17%, 10/19/2004	140,000,000	140,000,000
2.32%, 9/12/2005	155,000,000	155,000,000
2.32%, 9/15/2005	50,000,000	50,000,000

Total U.S. Government & Agency Obligations (cost $2,494,856,611)		2,494,856,611

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citi Institutional Liquid Reserves	4,010,829	4,010,829
Federated Prime Value Obligations Fund	5,114,558	5,114,558
Federated U.S. Treasury Cash Reserves	1,375,981	1,375,981

Total Mutual Fund Shares (cost $10,501,368)		10,501,368

Total Investments (cost $18,281,769,860) 99.9%		18,281,769,860
Other Assets and Liabilities 0.1%		10,555,160

Net Assets 100.0%		$18,292,325,020

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under the guidelines established by the Board of Trustees.

Summary of Abbreviations
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004. The percent of total investments by credit quality as of August 31, 2004:

Tier 1	100%

The following tables hows the percent of total investments by maturity as of August 31, 2004:

1 day	9.5%
2 – 7 days	6.2%
8 – 60 days	61.4%
61 – 120 days	10.5%
121 – 240 days	2.0%
241+ days	10.4%

100.0%

See Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004 (unaudited)

Assets
Investments at amortized cost	$18,281,769,860
Receivable for Fund shares sold	916,824
Interest receivable	28,250,384
Prepaid expenses and other assets	1,000,238

Total assets	18,311,937,306

Liabilities
Dividends payable	16,022,773
Payable for Fund shares redeemed	2,432,407
Advisory fee payable	55,154
Distribution Plan expenses payable	21,045
Due to other related parties	30,622
Accrued expenses and other liabilities	1,050,285

Total liabilities	19,612,286

Net assets	$18,292,325,020

Net assets represented by
Paid-in capital	$18,303,759,598
Undistributed net investment income	30,192
Accumulated net realized losses on securities	(11,464,770)

Total net assets	$18,292,325,020

Net assets consists of
Class I	$15,438,803,837
Class AD	13,380,691
Class IN	124,686,620
Class IS	2,483,910,895
Class P	168,082,476
Class RV	7,392,332
Class RC	56,068,169

Total net assets	$18,292,325,020

Shares outstanding
Class I	15,446,927,404
Class AD	13,388,606
Class IN	124,726,022
Class IS	2,487,157,115
Class P	168,114,723
Class RV	7,398,383
Class RC	56,068,976

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2004 (unaudited)

Investment income
Interest	$118,339,526

Expenses
Advisory fee	9,986,609
Distribution Plan expenses
Class AD	3,742
Class IN	78,380
Class IS	3,050,219
Class P	411,713
Class RV	85,564
Class RC	207,440
Administrative services fee	5,447,241
Transfer agent fees	405,684
Trustees' fees and expenses	126,119
Printing and postage expenses	71,324
Custodian and accounting fees	1,901,434
Registration and filing fees	214,467
Professional fees	38,525
Other	148,241

Total expenses	22,176,702
Less: Expense reductions	(35,686)

Net expenses	22,141,016

Net investment income	96,198,510
Net realized losses on securities	(210,584)

Net increase in net assets resulting from operations	$95,987,926

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2004		Year Ended
	(unaudited)		February 29, 2004

Operations
Net investment income		$ 96,198,510		$ 182,452,570
Net realized losses on securities		(210,584)		(34,753)

Net increase in net assets resulting
from operations		95,987,926		182,417,817

Distributions to shareholders
from
Net investment income
Class I		(84,358,767)		(156,826,888)
Class AD		(78,830)		(138,210)
Class IN		(756,663)		(2,384,525)
Class IS		(10,334,172)		(22,007,907)
Class P		(496,871)		(806,617)
Class RV		(56,278)		(94,128)
Class RC		(76,288)		(63,188)

Total distributions to shareholders		(96,157,869)		(182,321,463)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	51,989,945,688	51,989,945,688	97,479,968,394	97,479,968,394
Class AD	13,454,169	13,454,169	64,455,812	64,455,812
Class IN	1,442,263,970	1,442,263,970	2,215,406,628	2,215,406,628
Class IS	3,949,908,955	3,949,908,955	7,229,312,639	7,229,312,639
Class P	87,309,937	87,309,937	296,421,597	296,421,597
Class RV	67,421,977	67,421,977	86,437,569	86,437,569
Class RC	133,080,720	133,080,720	83,751,723	83,751,723

		57,683,385,416		107,455,754,362

Net asset value of shares issued in
reinvestment of distributions
Class I	13,655,507	13,655,507	31,651,331	31,651,331
Class AD	64,446	64,446	95,866	95,866
Class IN	211,017	211,017	799,777	799,777
Class IS	5,255,797	5,255,797	11,284,054	11,284,054
Class P	473,786	473,786	741,126	741,126
Class RV	906	906	1,578	1,578
Class RC	10	10	1,769	1,769

		19,661,469		44,575,501

Payment for shares redeemed
Class I	(49,957,182,916)	(49,957,182,916)	(103,417,037,037)	(103,417,037,037)
Class AD	(11,088,842)	(11,088,842)	(66,617,503)	(66,617,503)
Class IN	(1,507,804,102)	(1,507,804,102)	(2,278,755,842)	(2,278,755,842)
Class IS	(3,946,213,811)	(3,946,213,811)	(7,848,592,050)	(7,848,592,050)
Class P	(64,213,073)	(64,213,073)	(298,224,133)	(298,224,133)
Class RV	(87,474,770)	(87,474,770)	(84,142,013)	(84,142,013)
Class RC	(104,393,316)	(104,393,316)	(71,072,882)	(71,072,882)

		(55,678,370,830)		(114,064,441,460)

Net increase (decrease) in net assets
resulting from capital share
transactions		2,024,676,055		(6,564,111,597)

Total increase (decrease) in net assets		2,024,506,112		(6,564,015,243)
Net assets
Beginning of period		16,267,818,908		22,831,834,151

End of period		$ 18,292,325,020		$ 16,267,818,908

Undistributed (overdistributed) net
investment income		$ 30,192		$ (10,449)

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . O R G A N I Z AT I O N

Evergreen Institutional Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T    A C C O U N T I N G    P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY    F E E    A N D    O T H E R    T R A N S A C T I O N S    W I T H    A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4 . D I S T R I B U T I O N    P L A N S

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5 . S E C U R I T I E S    T R A N S A C T I O N S

On August 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2004, the Fund had $11,254,186 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2011	2012

$8,223	$238,898	$231,626	$3,787,001	$6,953,685	$34,753

6 . I N T E R F U N D    L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2004, the Fund did not participate in the interfund lending program.

7 . E X P E N S E    R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8 . D E F E R R E D    T R U S T E E S '    F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 . F I N A N C I N G    A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2004, the Fund had no borrowings under this agreement.

1 0 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

1 1 . R E G U L AT O RY    M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567757 rv1 10/2004

Evergreen

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of August 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
36	STATEMENT OF ASSETS AND LIABILITIES
37	STATEMENT OF OPERATIONS
38	STATEMENTS OF CHANGES IN NET ASSETS
39	NOTES TO FINANCIAL STATEMENTS
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Municipal Money Market Fund, which covers the six-month period ended August 31, 2004.

The importance of proper asset allocation between stocks, bonds and cash cannot be overstated during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates at 45-year lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve as well as the use of floaters, in order to benefit from anticipated Federal Reserve (Fed) actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic

LETTER TO SHAREHOLDERS continued

growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.2 million new jobs in the first half of the year.

Another condition of economic recoveries, though, is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter, though, as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.65% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability to their long-term investments.

LETTER TO SHAREHOLDERS continued

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

Mathew M. Kiselak
Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX

6-month return	0.50%	0.48%

Average annual return

1-year	0.98%	0.93%

5-year	2.34%	2.30%

Since portfolio inception	2.76%	2.74%

7-day annualized yield	1.23%	1.18%

30-day annualized yield	1.10%	1.05%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2004, there were 113 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RC or RV. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class's 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

					Lipper	Merrill
					Institutional	Lynch
Investor	Institutional	Participant	Reserve	Resource	Tax-Exempt	3-Month
Shares	Service Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	11/25/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index**

EINXX	EISXX	EIPXX	EIVXX	EIOXX

0.45%	0.38%	0.25%	0.17%	0.13%	0.36%	0.56%

0.88%	0.73%	0.48%	0.33%	0.24%	0.70%	1.08%

2.27%	2.08%	2.00%	1.90%	1.81%	1.97%	3.17%

2.72%	2.51%	2.54%	2.48%	2.42%	2.42%	3.87%

1.13%	0.98%	0.73%	0.58%	0.49%	N/A	N/A

1.00%	0.85%	0.60%	0.45%	0.37%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

**Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class I	$1,000.00	$1,005.03	$1.06
Class AD	$1,000.00	$1,004.78	$1.31
Class IN	$1,000.00	$1,004.52	$1.57
Class IS	$1,000.00	$1,003.77	$2.32
Class P	$1,000.00	$1,002.50	$3.58
Class RV	$1,000.00	$1,001.74	$4.14
Class RC	$1,000.00	$1,001.31	$4.49
Hypothetical
(5% return
before expenses)
Class I	$1,000.00	$1,024.15	$1.07
Class AD	$1,000.00	$1,023.89	$1.33
Class IN	$1,000.00	$1,023.64	$1.58
Class IS	$1,000.00	$1,022.89	$2.35
Class P	$1,000.00	$1,021.63	$3.62
Class RV	$1,000.00	$1,021.07	$4.18
Class RC	$1,000.00	$1,020.72	$4.53

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS, 0.71% for Class P, 0.82% for Class RV and 0.89% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS I	(unaudited)	2004 [1]	2003	2002	2001	2000 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.010	0.015	0.025	0.042	0.035

Distributions to shareholders from
Net investment income	(0.005)	(0.010)	(0.015)	(0.025)	(0.042)	(0.035)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.50%	1.01%	1.52%	2.54%	4.31%	3.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,961,178	$5,035,745	$2,975,741	$1,625,943	$1,156,027	$937,122
Ratios to average net assets
Expenses [2]	0.21% [3]	0.22%	0.22%	0.24%	0.21%	0.24%
Net investment income	0.99% [3]	0.98%	1.44%	2.45%	4.20%	3.42%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS AD	(unaudited)	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.010	0.015	0.018

Distributions to shareholders from
Net investment income	(0.005)	(0.010)	(0.015)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.48%	0.96%	1.46%	1.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,465	$18,337	$40,613	$17,554
Ratios to average net assets
Expenses [3]	0.26% [4]	0.27%	0.27%	0.30% [4]
Net investment income	0.94% [4]	0.97%	1.38%	1.60% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS IN	(unaudited)	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.009	0.014	0.018

Distributions to shareholders from
Net investment income	(0.005)	(0.009)	(0.014)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.45%	0.91%	1.41%	1.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$128,306	$142,411	$170,377	$6,240
Ratios to average net assets
Expenses [3]	0.31% [4]	0.32%	0.32%	0.35% [4]
Net investment income	0.88% [4]	0.90%	1.28%	2.04% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS IS	(unaudited)	2004 [1]	2003	2002	2001	2000 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.008	0.013	0.023	0.040	0.032

Distributions to shareholders from
Net investment income	(0.004)	(0.008)	(0.013)	(0.023)	(0.040)	(0.032)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.38%	0.76%	1.26%	2.29%	4.05%	3.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$890,891	$881,212	$640,823	$590,476	$452,310	$129,041
Ratios to average net assets
Expenses [2]	0.46% [3]	0.47%	0.47%	0.49%	0.46%	0.48%
Net investment income	0.74% [3]	0.75%	1.20%	2.22%	3.92%	3.18%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS P	(unaudited)	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.005	0.010	0.015

Distributions to shareholders from
Net investment income	(0.002)	(0.005)	(0.010)	(0.015)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.25%	0.51%	1.01%	1.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$69,171	$57,298	$30,334	$9,874
Ratios to average net assets
Expenses [3]	0.71% [4]	0.72%	0.72%	0.75% [4]
Net investment income	0.49% [4]	0.49%	0.92%	1.26% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS RV	(unaudited)	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.004	0.009	0.013

Distributions to shareholders from
Net investment income	(0.002)	(0.004)	(0.009)	(0.013)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.17%	0.36%	0.86%	1.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses [3]	0.82% [4]	0.82%	0.79%	0.89% [4]
Net investment income	0.42% [4]	0.43%	0.88%	1.79% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS RC	(unaudited)	2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.001	0.002	0.007	0.012

Distributions to shareholders from
Net investment income	(0.001)	(0.002)	(0.007)	(0.012)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.13%	0.25%	0.71%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses [3]	0.89% [4]	0.81%	0.78%	1.04% [4]
Net investment income	0.31% [4]	0.43%	0.88%	1.67% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 0.6%
Power 0.3%
Seattle, WA, Light & Pwr. Proj.:
1.12%, 1/4/2005	$ 12,500,000	$12,500,000
1.30%, 1/11/2005	4,080,000	4,080,000

		16,580,000

Water & Sewer 0.3%
Phoenix, AZ Civic Impt., Wtr. Sys., 1.35%, 1/13/2005	16,000,000	16,000,000

Total Commercial Paper (cost $32,580,000)		32,580,000

MUNICIPAL OBLIGATIONS 98.6%
Airport 4.1%
Alaska Intl. Arpt. RB, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.42%,
VRDN	3,225,000	3,225,000
Atlanta, GA Arpt. RB, (Insd. by FGIC), 1.42%, VRDN	6,175,000	6,175,000
Chicago, IL O'Hare Intl. Arpt. RB, PFOTER:
(Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.25%, VRDN	3,025,000	3,025,000
(Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.42%, VRDN	3,990,000	3,990,000
(Liq.: Merrill Lynch Capital Svcs.), 1.42%, VRDN	12,000,000	12,000,000
Chicago, IL O'Hare Intl. Arpt. ROC, (Liq.: Citigroup Holdings & Insd. by FSA),
1.42%, VRDN	5,200,000	5,200,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, (Gtd. by Exxon Mobile Corp.), 1.52%, VRDN	6,500,000	6,500,000
Ser. B, (LOC: Citibank), 1.52%, VRDN	10,200,000	10,200,000
Clayton Cnty., GA Dev. Auth. RB, Delta Air Lines, Inc. Proj.:
(Gtd. by GE Capital Corp.), 1.33%, VRDN	28,300,000	28,300,000
(Gtd. by GE Capital Corp.), 1.38%, VRDN	50,095,000	50,095,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. RB, (Liq.: Citigroup Holdings & Insd. by
MBIA), 1.42%, VRDN	3,000,000	3,000,000
Denver, CO City & Cnty. Arpt. RB (Liq.: Bank One & Insd. by MBIA), 1.42%, VRDN	9,015,000	9,015,000
Denver, CO City & Cnty. Arpt. TOC, Ser. 2003-E, (Liq.: Bank of New York & Insd.
by FGIC), 1.42%, VRDN	2,300,000	2,300,000
Greater Orlando, FL Aviation Auth. RB:
Ser. A, (Gtd. by Berkshire Hathaway), 1.41%, VRDN	3,100,000	3,100,000
Ser. B, (Gtd. by Berkshire Hathaway), 1.41%, VRDN	3,000,000	3,000,000
Hillsborough Cnty., FL Aviation Auth. RB, Delta Air Lines, Inc. Proj., (Liq.: GE
Capital Corp.), 1.33%, VRDN	2,200,000	2,200,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, (Liq.: Morgan Stanley & Insd. by FGIC), 1.41%, VRDN	2,745,000	2,745,000
Ser. 441, (Liq.: Morgan Stanley & Insd. by FGIC), 1.45%, VRDN	2,495,000	2,495,000
Ser. 2003-845X, (Liq.: Morgan Stanley & Insd. by FSA), 1.38%, VRDN	2,995,000	2,995,000
Kenton Cnty., KY Arpt. Board RB:
(LOC: Commerzbank AG), 1.33%, VRDN	22,500,000	22,500,000
Mesaba Aviation, Inc. Proj., Ser. B, (Gtd. by GE Capital Corp.), 1.38%, VRDN	28,315,000	28,315,000
Miami-Dade Cnty., FL Arpt. Facs. RB, (Gtd. by Boeing Co.), 1.61%, VRDN	8,000,000	8,000,000
Philadelphia, PA Arpt. Auth. RB, (SPA: Societe Generale & Insd. by FGIC), 1.42%,
VRDN	3,000,000	3,000,000
Salt Lake City, UT Spl. Facs. RRB, Delta Air Lines, Inc. Proj., (Gtd. by GE
Capital Corp.), 1.38%, VRDN	23,510,000	23,510,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Airport continued
Tulsa, OK Arpt. Impt. Facs. RB, Lufthansa & Bizjet Proj., (LOC: Landesbank
Hessen), 1.33%, VRDN	$ 5,120,000	$5,120,000

		250,005,000

Capital Improvements 2.9%
Blount Cnty., TN Pub. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, (Liq.:
Regions Bank & Insd. by AMBAC), 1.34%, VRDN	10,000,000	10,000,000
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, (LOC: Compass Bank),
1.67%, VRDN	3,955,000	3,955,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., (LOC: U.S. Bank), 1.43%,
VRDN	2,400,000	2,400,000
Delaware Valley, PA Regl. Fin. Auth. PFOTER:
(Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.37%, VRDN	10,695,000	10,695,000
(Liq: Citigroup, Holdings & Insd. by AMBAC), 1.38%, VRDN	5,000,000	5,000,000
Denver, CO City & Cnty. COP, (Liq: Citigroup Holdings & Insd. by MBIA),
1.38%, VRDN	5,945,000	5,945,000
Illinois Metro. Pier & Expo. Auth. RB:
(Liq: Morgan Stanley & Insd. by MBIA), 1.40%, VRDN	10,260,000	10,260,000
(Liq: Merrill Lynch & Co. & Insd. by MBIA), 1.44%, VRDN	14,390,000	14,390,000
(Liq: Citigroup Holdings & Insd. by MBIA), 1.47%, VRDN	21,970,000	21,970,000
PFOTER, (Liq.: BNP Paribas & Insd. by MBIA), 1.44%, VRDN	6,810,000	6,810,000
Illinois Metro. Pier & Expo. Auth. RB, (Liq: Citigroup Holdings), 1.38%, VRDN	6,000,000	6,000,000
Koch Class A Cert., PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA),
1.52%, VRDN	2,010,000	2,010,000
Lee Cnty., FL Floating Rate Trust Certs., Ser. 957, (Liq: Morgan Stanley & Insd.
by AMBAC), 1.36%, VRDN	7,565,000	7,565,000
Lee Cnty., FL Trans. Facs. ROC, (Liq: Morgan Stanley & Insd. by AMBAC), 1.38%,
VRDN	4,210,000	4,210,000
Mississippi Dev. Bank Spl. Tax Obl. RB, Desoto Cnty. Pub. Impt. Proj., (SPA:
AmSouth Bank & Insd. by AMBAC), 1.43%, VRDN	8,665,000	8,665,000
New Jersey EDA TOC, Ser. 2001-5, (Liq.: Bank of New York & Insd. by MBIA),
1.10%, 3/3/2005	10,995,000	10,995,000
New York, NY Transitional Fin. Auth. RB:
(Liq: Citigroup Holdings), 1.34%, VRDN	3,000,000	3,000,000
(Liq: Morgan Stanley), 1.38%, VRDN	2,500,000	2,500,000
(LOC: Bank of New York), 1.36%, VRDN	21,915,000	21,915,000
(LOC: JPMorgan Chase & Co.), 1.36%, VRDN	5,200,000	5,200,000
Palm Springs, CA RB, PFOTER, (Liq: Citigroup Holdings), 1.44%, VRDN	3,700,000	3,700,000
Virginia Pub. Bldg. Auth. ROC, (LOC: Citibank), 1.38%, VRDN	6,800,000	6,800,000

		173,985,000

Community Development District 2.2%
Bayou La Batre, AL RB, Eclipse Hospitality LLC Proj., (LOC: First Comml. Bank),
1.62%, VRDN	2,175,000	2,175,000
Colorado HFA IDRB, Worldwest LLC Proj., (LOC: U.S. Bank), 1.53%, VRDN	1,000,000	1,000,000
Denver, CO Urban Renewal TRAN, (Liq.: Merrill Lynch Capital Svcs.), 1.42%, VRDN	12,500,000	12,500,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., (LOC: U.S. Bank), 1.57%, VRDN	3,815,000	3,815,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Community Development District continued
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., (LOC: U.S. Bank), 1.38%,
VRDN	$ 2,235,000	$2,235,000
Rapid City, SD EDRB, Civic Ctr. Assn. Proj., (LOC: Citibank), 1.61%, VRDN	2,295,000	2,295,000
San Diego, CA Pub. Facs. Fin. Auth. RB:
Class A, (Liq.: Merrill Lynch Capital Svcs.), 1.37%, VRDN	17,500,000	17,500,000
PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.37%, VRDN	95,000,000	95,000,000

		136,520,000

Education 7.7%
ABN AMRO Munitops Cert. Trust:
(LOC: ABN AMRO Bank), 1.13%, 2/1/2005	19,995,000	19,995,000
(LOC: ABN AMRO Bank), 1.33%, VRDN	11,825,000	11,825,000
(LOC: ABN AMRO Bank), 1.37%, VRDN	8,495,000	8,495,000
(LOC: ABN AMRO Bank), 1.38%, VRDN	5,580,000	5,580,000
(LOC: ABN AMRO Bank), 1.39%, VRDN	8,590,000	8,590,000
(LOC: ABN AMRO Bank), 1.50%, VRDN	8,955,000	8,955,000
Ser. 2002-29, (Insd. by FGIC), 1.08%, VRDN	6,995,000	6,995,000
Adrian, MI Sch. Dist. ROC, (Liq: Citigroup, Inc.), 1.38%, VRDN	3,495,000	3,495,000
Anderson, IN Sch. Bldg. Corp. BAN, 2.00%, 12/31/2004	16,500,000	16,513,605
Birmingham, AL Edl. Auth. RB, Miles College Proj., (LOC: AmSouth Bank), 1.47%,
VRDN	7,500,000	7,500,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj., (LOC: SunTrust
Bank), 1.33%, VRDN	2,850,000	2,850,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ. Proj., (LOC: Allied
Irish Bank), 1.56%, VRDN	2,050,000	2,050,000
Carrollton, GA Payroll Dev. Auth. RB, State Univ. West Georgia Student Proj.,
(LOC: Columbus B&T Co.), 1.42%, VRDN	13,205,000	13,205,000
Cincinnati, OH City Sch. Dist. RB, Class A, (LOC: Citibank), 1.41%, VRDN	4,000,000	4,000,000
Clark Cnty., WA Sch. Dist. 114 RB, (SPA: BNP Paribas), 1.36%, VRDN	2,775,000	2,775,000
Connecticut Hlth. & Ed. RB, Yale Univ. Proj., Ser. X-3, (Gtd. by Yale Univ.),
1.31%, VRDN	11,500,000	11,500,000
Cook County, IL Cmnty. Sch. Dist. RB, 3.00%, 3/1/2005	3,000,000	3,020,626
De Soto, TX Independent Sch. Dist. RB, PFOTER, 1.44%, VRDN	10,330,000	10,330,000
Florida Board of Ed. ROC, Ser. 2003-4521, (Liq.: Citigroup Holdings & Insd. by
FGIC), 1.38%, VRDN	2,490,000	2,490,000
Grand Valley, MI RB, Michigan St. Univ. Proj., (LOC: Fifth Third Bank), 1.33%,
VRDN	22,420,000	22,420,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, (LOC: Citibank & Insd. by MBIA), 1.38%,
VRDN	6,690,000	6,690,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494,
(Liq.: Morgan Stanley), 1.38%, VRDN	3,745,000	3,745,000
Huntington Cnty., PA Gen. Auth. RB, Juniata College Proj., (LOC: PNC Bank),
1.34%, VRDN	11,000,000	11,000,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 1.56%, VRDN	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB, Univ. of Chicago Ser. A, (LOC: Citibank), 1.38%,
VRDN	5,000,000	5,000,000
Illinois Sch. Fin. Auth. RB, Ser. A, 1.80%, 12/1/2004	6,000,000	6,008,132

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Education continued
Indiana Ed. Facs. Auth. RB, Wesleyan Univ. Proj., (LOC: Bank of America), 1.30%,
VRDN	$ 11,200,000	$11,200,000
Jurupa, CA Unified Sch. Dist. RB, (Liq.: Citigroup Holdings), 1.35%, VRDN	2,680,000	2,680,000
Los Angeles, CA Unified Sch. Dist. RB, (SPA: Societe Generale), 1.25%, VRDN	20,000,000	20,000,000
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., (LOC: Hibernia
National Bank), 1.36%, VRDN	24,000,000	24,000,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., (LOC: Banknorth), 1.40%, VRDN	13,500,000	13,500,000
New Jewish High Sch. Proj., (SPA: Allied Irish Bank), 1.32%, VRDN	12,000,000	12,000,000
McPherson, KS Edl. Facs. RB, College Proj.:
Ser. A, (LOC: Bank of America), 1.32%, VRDN	4,315,000	4,315,000
Ser. B, (LOC: Bank of America), 1.32%, VRDN	2,755,000	2,755,000
Miami-Dade Cnty., FL Sch. Board COP, (Liq.: Citigroup Holdings), 1.38%, VRDN	4,600,000	4,600,000
Mishawaka, IN Sch. Bldg. Corp. RB, (Liq.: Citigroup Holdings & Insd. by FSA),
1.38%, VRDN	7,045,000	7,045,000
New Hampshire Hlth. & Edl. Facs. RAN, (LOC: Bank of America), 2.50%, 4/28/2005	1,000,000	1,007,426
New Jersey Economic Dev. Auth. RB:
(Liq: Morgan Stanley), 1.32%, VRDN	2,000,000	2,000,000
(LOC: Citibank), 1.35%, VRDN	9,900,000	9,900,000
New Jersey Ed. Facs. Auth. RB, (Liq.: Citigroup Holdings & Insd. by FSA), 1.35%,
VRDN	3,500,000	3,500,000
New York, NY IDA, Sacred Heart School, (LOC: M&T Bank), 1.35%, VRDN	3,750,000	3,750,000
Ohio Higher Ed. Facs. RB, Cedarville Univ. Proj., (LOC: KeyBank), 1.39%, VRDN	2,940,000	2,940,000
Orange Cnty., FL Sch. Board COP:
(SPA: BNP Paribas), 1.36%, VRDN	6,260,000	6,260,000
(Liq: Morgan Stanley), 1.38%, VRDN	4,100,000	4,100,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., (LOC: Bank of
America), 1.38%, VRDN	900,000	900,000
Panhandle Plains, TX Higher Ed. Auth. RB, (LOC: Lloyds Bank), 1.33%, VRDN	9,000,000	9,000,000
Pennsylvania Higher Ed. Facs. PFOTER, (Liq.: Merrill Lynch Capital Svcs.),
1.42%, VRDN	6,230,000	6,230,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, PFOTER, (Liq: Morgan Stanley), 1.36%,
VRDN	5,890,000	5,890,000
Philadelphia, PA Sch. Dist. RB, (Liq: Morgan Stanley), 1.38%, VRDN	3,000,000	3,000,000
Princeton, OH Sch. Dist. RB, (SPA: Societe Generale & Insd. by FSA), 1.38%, VRDN	4,740,000	4,740,000
San Diego, CA Unified Sch. Dist. RB, (Liq.: Citigroup Holdings & Insd. by FSA),
1.35%, VRDN	6,985,000	6,985,000
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue, (SPA: Allied Irish Bank),
1.35%, VRDN	6,000,000	6,000,000
St. John's Cnty., FL Edl. Facs. RB, Flagler College Proj., (LOC: SunTrust Bank),
1.33%, VRDN	5,500,000	5,500,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., (LOC: Bank One),
1.51%, VRDN	2,300,000	2,300,000
Univ. of California RB, (SPA: Societe Generale & Insd. by AMBAC), 1.35%, VRDN	30,740,000	30,740,000
Univ. of South Florida Research Foundation RB, Univ. Tech. Proj., (LOC: Bank of
America), 1.38%, VRDN	1,000,000	1,000,000
Univ. of Texas RB, (SPA: Societe Generale), 1.38%, VRDN	6,690,000	6,690,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Education continued
Will Cnty., IL Cmnty. Sch. Dist. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.
& Insd. by FSA), 1.44%, VRDN	$ 8,900,000	$8,900,000
Winnebago & Boone Cntys., IL Sch. Dist. TAN:
2.27%, 10/28/2004	9,000,000	9,007,867
2.28%, 10/29/2004	13,000,000	13,019,033

		468,506,689

General Obligation - Local 2.5%
Belknap Cnty., NH GO, TAN, 2.40%, 12/27/2004	5,000,000	5,013,413
Chattanooga, TN GO, ROC, (Liq.: Citigroup Holdings & Insd. by MBIA), 1.38%, VRDN	4,930,000	4,930,000
Chicago, IL GO:
PFOTER (Liq.: Merrill Lynch Capital Svcs. & Insd. by FGIC), 1.44%, VRDN	8,930,000	8,930,000
Variable Rate Trust Cert., Ser. ZC-1, (LOC.: Bank of America & Insd. by FGIC),
1.57%, VRDN	22,131,000	22,131,000
Detroit, MI GO, Class A, (LOC.: Citibank & Insd. by FSA), 1.38%, VRDN	8,910,000	8,910,000
Honolulu, HI City & Cnty. ROC:
(Liq.: Citigroup Holdings & Insd. by MBIA), 1.38%, VRDN	6,820,000	6,820,000
(Liq.: Citigroup Holdings & Insd. by MBIA), 1.41%, VRDN	6,535,000	6,535,000
Houston, TX GO, (Liq.: Citigroup Holdings & Insd. by MBIA), 1.25%, VRDN	3,750,000	3,750,000
New York, NY GO, (LOC: Bank of Nova Scotia & Insd. by MBIA), 1.34%, VRDN	6,195,000	6,195,000
New York, NY GO ROC, (Liq.: Citigroup Holdings), 1.39%, VRDN	70,000,000	70,000,000
Park Creek Metro. Dist., CO GO, PFOTER, (Liq.: Merrill Lynch Capital Svcs.),
1.42%, VRDN	5,495,000	5,495,000
Wildgrass, CO GO, (LOC: Compass Bank), 1.60%, 12/1/2004	2,500,000	2,500,000

		151,209,413

General Obligation - State 5.5%
California Economic Recovery GO:
(LOC.: Citibank), 1.35%, VRDN	24,750,000	24,750,000
Ser. C-6, (LOC.: Citibank), 1.34%, VRDN	52,150,000	52,150,000
California EDA GO, (LOC.: Citibank & Insd. by MBIA), 1.35%, VRDN	39,500,000	39,500,000
California GO:
(Liq.: Morgan Stanley), 1.34%, VRDN	23,000,000	23,000,000
(LOC.: Citibank), 1.35%, VRDN	6,995,000	6,995,000
MSTR:
(SPA: Societe Generale & Insd. by FGIC), 1.37%, VRDN	28,500,000	28,500,000
Ser. JPMC-3, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA), 1.37%, VRDN	5,195,000	5,195,000
PFOTER, (Liq.: Societe Generale & Insd. by MBIA), 1.33%, VRDN	2,000,000	2,000,000
Clipper Tax-Exempt Cert. Trust COP:
(LOC: State Street Corp. & Insd. by MBIA), 1.38%, VRDN	37,750,000	37,750,000
(LOC: State Street Corp. & Insd. by MBIA), 1.39%, VRDN	14,500,000	14,500,000
Connecticut GO, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.33%, VRDN	990,000	990,000
District of Columbia GO, PFOTER, (LOC: Landesbank Hessen & Insd. by MBIA),
1.36%, VRDN	5,455,000	5,455,000
Florida Dept. of Trans. ROC, (Liq.: Citigroup Holdings), 1.38%, VRDN	2,095,000	2,095,000
Georgia GO, Class A, (LOC.: Citibank), 1.38%, VRDN	9,885,000	9,885,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - State continued
Illinois GO:
(SPA: BNP Paribas), 1.20%, 4/7/2005	$ 12,820,000	$12,820,000
(Liq.: Citigroup Holdings), 1.38%, VRDN	3,590,000	3,590,000
Massachusetts GO:
(SPA: BNP Paribas & Insd. by MBIA), 1.33%, VRDN	455,000	455,000
(Liq.: Citigroup Holdings & Insd. by MBIA), 1.35%, VRDN	5,665,000	5,665,000
Class A, (LOC.: Citibank & Insd. by AMBAC), 1.35%, VRDN	12,000,000	12,000,000
Minnesota GO ROC, (Liq.: Citigroup Holdings), 1.38%, VRDN	3,800,000	3,800,000
New Jersey GO, MSTR Ser. CB-1, (Liq.: JPMorgan Chase & Co.), 1.33%, VRDN	6,130,000	6,130,000
Oregon GO ROC, (LOC.: Citibank), 1.38%, VRDN	4,990,000	4,990,000
Puerto Rico GO, (Liq.: Merrill Lynch Capital Svcs.), 1.30%, 11/18/2004	11,055,000	11,055,000
Washington GO:
(SPA: BNP Paribas), 1.36%, VRDN	5,035,000	5,035,000
Floating Rate Trust Cert., Ser. 573, (Liq.: Morgan Stanley & Insd. by FGIC),
1.40%, VRDN	5,215,000	5,215,000
Wisconsin GO:
(Liq.: Merrill Lynch Capital Svcs. & Insd. by FSA), 1.36%, VRDN	3,460,000	3,460,000
(LOC.: Citibank & Insd. by FGIC), 1.38%, VRDN	4,820,000	4,820,000

		331,800,000

Hospital 7.9%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, PFOTER, (LOC: Natl. Australia
Bank), 1.42%, VRDN	7,660,000	7,660,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, (LOC: Natl. Australia Bank), 1.42%,
VRDN	29,995,000	29,995,000
California CDA RB:
Ser. A, (Gtd. by Kaiser Permanente), 1.36%, VRDN	11,400,000	11,400,000
Ser. M, (Gtd. by Kaiser Permanente), 1.36%, VRDN	21,300,000	21,300,000
Camden, Cnty., NJ Healthcare Auth. RB, Cooper Hlth. Sys. Ser. B, (Liq.:
American Intl. Group), 1.42%, VRDN	10,000,000	10,000,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (LOC: AllFirst
Bank), 1.30%, VRDN	7,470,000	7,470,000
Elizabethton, TN Hlth. & Edl. Facs. RB, (Liq.: Merrill Lynch Capital Svcs.),
1.42%, VRDN	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., (LOC: SunTrust Bank),
1.35%, VRDN	1,193,000	1,193,000
Franklin Cnty., OH Hosp. Facs. ROC, Ser. 55, (Liq.: Citigroup Holdings & Insd.
by U.S. Treasury), 1.38%, VRDN	17,135,000	17,135,000
Fulton-De Kalb Cntys., GA Hosp. Auth. ROC:
(Liq.: Citigroup Holdings), 1.38%, 9/2/2004	3,015,000	3,015,000
4.00%, 1/1/2005	1,000,000	1,008,891
Hamilton Cnty., OH Hosp. Facs. RB, PFOTER, (LOC: Lloyds Bank), 1.42%, VRDN	72,605,000	72,605,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Ser. C, (Gtd. by Adventist Hlth.
Sys.), 1.43%, VRDN	12,095,000	12,095,000
Huron Cnty., MI EDA RRB, Huron Memorial Hosp. Proj., (LOC: Fifth Third Bank),
1.32%, VRDN	4,000,000	4,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Illinois Dev. Fin. Auth. RB, Rest Haven Illinan Proj., (Insd. by FHLB), 1.82%,
VRDN	$ 5,538,000	$5,538,000
Illinois Hlth. Facs. Auth. RB, Advocate Hlth. Care Network, (Gtd. by Advocate
Hlth. Sys.), 1.73%, VRDN	13,100,000	13,100,000
Johnson, TN Hlth. & Edl. Facs. RB, (Liq.: Merrill Lynch Capital Svcs.), 1.40%,
VRDN	13,000,000	13,000,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, (Liq.: Citigroup Holdings & Insd. by
FGIC), 1.38%, VRDN	6,585,000	6,585,000
Lebanon Cnty., PA Hlth. Facs. RB, United Church of Christ Proj., (LOC: M&T
Bank), 1.42%, VRDN	12,565,000	12,565,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, PFOTER, (Liq.: Merrill Lynch Capital
Svcs. & Insd. by AMBAC), 1.30%, VRDN	10,760,000	10,760,000
Lorain Cnty., OH Hosp. Facs. RB, (Liq.: Merrill Lynch Capital Svcs.), 1.37%,
VRDN	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., (LOC: Union
Planters Bank), 1.52%, VRDN	2,815,000	2,815,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South GA
Hlth. Alliance Proj., (LOC: Bank of America), 1.33%, VRDN	1,289,000	1,289,000
Massachusetts Hlth. & Ed. Facs. Auth. RB, Fairview Extended Proj., Ser. B, (LOC:
Fleet Bank), 1.36%, VRDN	2,300,000	2,300,000
Metro. Govt. of Nashville & Davidson Cnty., TN RB, Ascension Hlth. Facs., (Gtd.
by Ascension Hlth. Sys.), 1.20%, VRDN	15,000,000	15,000,000
Miami Cnty., OH Hosp. Facs. RB, (SPA: National Australia Bank), 1.42%, VRDN	5,140,000	5,140,000
Miami, FL Hlth. Facs. Auth. RB, Mercy Hosp. Proj., PFOTER, (LOC: Westdeutsche
Landesbank), 1.42%, VRDN	3,000,000	3,000,000
New Hampshire Hlth. & Ed. Auth. RAN:
(LOC: Banknorth), 2.50%, 4/28/2005	850,000	854,928
(Gtd. by Catholic Med. Ctr.), 2.50%, 4/28/2005	7,000,000	7,040,584
New Hampshire Hlth. & Ed. Auth. RB:
(Liq.: Morgan Stanley & Insd. by FGIC), 1.38%, VRDN	22,000,000	22,000,000
(LOC: Bank of America), 1.42%, VRDN	7,000,000	7,000,000
New Jersey Healthcare Facs. Auth. PFOTER, (Liq.: Merrill Lynch Capital Svcs. &
Insd. by MBIA), 1.34%, VRDN	10,900,000	10,900,000
North Carolina Med. Care Facs. RB, (LOC: Bank of America), 1.30%, VRDN	350,000	350,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Floating Rate Trust Cert., Ser. 171,
(Liq.: Morgan Stanley & Insd. by FSA), 1.42%, VRDN	20,550,000	20,550,000
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Proj. Ser A-1, (Insd. by
MBIA), 3.00%, 11/15/2004	4,000,000	4,014,901
Punta Gorda, FL Hlth. Facs. Auth. Hosp. RB, Floating Rate Trust Cert., Ser. 321,
(Liq.: Morgan Stanley & Insd. by FSA), 1.42%, VRDN	6,760,500	6,760,500
Rhode Island Hlth. & Ed. Bldg. Auth. RB, (Liq.: Bear Stearns & Co., Inc.),
1.58%, VRDN	33,650,000	33,650,000
Russell, KY RB, Bon Secours Proj., PFOTER, (Liq: Merrill Lynch Capital Svcs.),
1.47%, VRDN	2,000,000	2,000,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, (Liq.: Bear Stearns & Insd. by
U.S. Treasury), 1.58%, VRDN	33,650,000	33,650,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Sayre, PA Hlth. Care Facs. Auth. RB, (LOC: Bank of America & Insd. by AMBAC),
1.30%, VRDN	$ 3,700,000	$3,700,000
St. Charles Cnty., MO RB, United Handicapped Svcs., (LOC: U.S. Bank), 1.48%,
VRDN	5,200,000	5,200,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., (LOC: Fleet Bank),
1.37%, VRDN	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., (LOC: Mellon
Bank), 1.80%, VRDN	3,000,000	3,000,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, (Liq.: Landesbank Hessen & Insd.
by MBIA), 1.30%, VRDN	8,580,000	8,580,000

		480,034,804

Housing 30.7%
ABN AMRO Munitops Cert. Trust, Multi-State Cert., Ser. 2002-1, (Liq.: LaSalle
Bank & Insd. by FHA), 1.52%, VRDN	40,150,000	40,150,000
Atlanta, GA Urban Residential Fin. Auth. SFHRB, (Liq.: Morgan Stanley & Insd. by
GNMA), 1.45%, VRDN	1,530,000	1,530,000
Bexar Cnty., TX Hsg. Fin. Corp., (Liq: Merrill Lynch Capital Svcs.), 1.46%, VRDN	7,495,000	7,495,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, (LOC: Associated Bank),
1.61%, VRDN	2,410,000	2,410,000
Brevard Cnty., FL HFA MHRB, (LOC: Harris Trust & Savings Bank), 1.35%, VRDN	500,000	500,000
California CDA MHRB, (Liq: Merrill Lynch Capital Svcs.), 1.44%, VRDN	11,435,000	11,435,000
California HFA RB, Ser. C, (LOC: Lloyds Bank & Insd. by FSA), 1.33%, VRDN	4,560,000	4,560,000
California CDA MHRB, PFOTER:
(Liq.: Landesbank Baden & Insd. by FHLMC), 1.06%, 3/17/2005	18,305,000	18,241,893
(Liq.: Merrill Lynch Capital Svcs.), 1.39%, VRDN	2,935,000	2,935,000
(Liq.: Merrill Lynch Capital Svcs.), 1.44%, VRDN	6,725,000	6,725,000
Central City, CO MHRB, Gold Mountain Apts. Proj., (Liq.: American Intl. Group),
1.70%, VRDN	9,250,000	9,250,000
Charter Mac Equity Issuer Trust, PFOTER:
Ser. 2003-A, (Liq.: Merrill Lynch Capital Svcs.), 1.46%, VRDN	17,995,000	17,995,000
Ser. 2003-B, (Liq.: Merrill Lynch Capital Svcs.), 1.46%, VRDN	76,655,000	76,655,000
Ser. 2003-C, (Liq.: Merrill Lynch Capital Svcs.), 1.46%, VRDN	27,980,000	27,980,000
Ser. 2003-D, (Liq.: Merrill Lynch Capital Svcs.), 1.46%, VRDN	18,010,000	18,010,000
Ser. 2003-E, (Liq.: Merrill Lynch Capital Svcs.), 1.46%, VRDN	20,480,000	20,480,000
Charter Mac Floating Cert.:
California Proj., Ser. 2000, (Liq.: Landesbank Baden & Insd. by MBIA), 1.43%,
VRDN	30,000,000	30,000,000
Natl. Trust Proj., Ser. 2002-4, (Liq.: Landesbank Baden & Insd. by MBIA),
1.50%, VRDN	14,000,000	14,000,000
Chicago, IL SFHRB, PFOTER, (Coll.: Bayer Hypo und Vereinsbank & Insd. by FHLMC),
1.35%, 12/2/2004	3,680,000	3,680,000
Class B Revenue Bond Cert. Trust:
Ser. 2000-1, (Liq.: American Intl. Group, Inc.), 2.12%, VRDN	11,367,000	11,367,000
Ser. 2001-1, (Liq.: American Intl. Group, Inc.), 1.82%, VRDN	1,800,000	1,800,000
Ser. 2002-1, (Liq.: American Intl. Group, Inc.), 1.72%, VRDN	6,043,000	6,043,000
Ser. 2004-1, (Liq.: American Intl. Group, Inc.), 1.67%, VRDN	15,003,000	15,003,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Clipper Tax-Exempt Cert. Trust COP:
Ser. 2000-1, (SPA: State Street Corp. & Insd. by FSA), 1.44%, VRDN	$ 1,814,000	$1,814,000
Ser. 2002-9, (SPA: State Street Corp. & Insd. by FNMA), 1.52%, VRDN	49,777,000	49,777,000
Multi-State Proj.:
Ser. 1997-1, (SPA: State Street Corp. & Insd. by GNMA), 1.52%, VRDN	9,413,000	9,413,000
Ser. 1998-2, (SPA: State Street Corp. & Insd. by FSA), 1.44%, VRDN	13,125,000	13,125,000
Ser. 1999-2, (SPA: State Street Corp. & Insd. by FSA), 1.52%, VRDN	31,298,015	31,298,015
Ser. 1999-3, (SPA: State Street Corp. & Insd. by GNMA), 1.52%, VRDN	37,179,000	37,179,000
Ser. 2003-10, (SPA: State Street Corp. & Insd. by FSA), 1.52%, VRDN	43,399,166	43,399,166
Collin Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch Capital
Svcs.), 1.40%, VRDN	14,050,000	14,050,000
Colorado HFA EDRB, De La Cruz Associates Proj., Ser. A, (LOC: Key Bank), 1.57%,
VRDN	2,000,000	2,000,000
Columbus, GA Hsg. Auth. MHRB, Quail Ridge Proj., Ser. 1988, (LOC: Columbus
Bank & Trust Co.), 1.40%, VRDN	2,200,000	2,200,000
Dallas, TX HFA MHRB, (LOC: JPMorgan), 1.42%, VRDN	7,000,000	7,000,000
De Kalb Cnty., GA Hsg. Auth. MHRB, (Liq.: Merrill Lynch Capital Svcs.), 1.46%,
VRDN	20,790,000	20,790,000
Durham, NC Hsg. Auth. MHRB, Lakemoor Apts. Proj., PFOTER, (Liq.: Merrill Lynch
Capital Svcs.), 1.46%, VRDN	8,685,000	8,685,000
Florida Hsg. Fin. Corp. RB, (Insd. by FNMA), 1.39%, VRDN	6,200,000	6,200,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., (Liq.: American Intl. Group),
1.87%, VRDN	6,955,000	6,955,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Mizuho Corp. Bank), 2.00%, VRDN	4,300,000	4,300,000
Ser. B, (LOC: Mizuho Corp. Bank), 2.00%, VRDN	7,700,000	7,700,000
Idaho Hsg. & Fin. Assn. RB, PFOTER, (Liq.: Bayer Hypo und Vereinsbank AG & Insd.
by FHA), 1.41%, VRDN	11,305,000	11,305,000
Kansas Dev. Fin. Auth. MHRB, Springhill Apts. Proj. Ser. B, (LOC: Bank of
America), 1.38%, VRDN	4,685,000	4,685,000
Louisiana HFA PFOTER:
(Liq.: Merrill Lynch Capital Svcs. & Insd. by FNMA), 1.41%, VRDN	5,315,000	5,315,000
(Liq.: Merrill Lynch Capital Svcs. & Insd. by GNMA), 1.43%, VRDN	2,690,000	2,690,000
Macon Trust, Pooled Cert.:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.52%, VRDN	63,075,000	63,075,000
Ser. 1998A, (LOC: Bank of America & Insd. by MBIA), 1.47%, VRDN	5,000,000	5,000,000
Ser. 1998AA, (LOC: Bank of America & Insd. by AMBAC), 1.47%, VRDN	38,939,000	38,939,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., (LOC: SunTrust
Bank), 1.33%, VRDN	287,000	287,000
Manitowoc, WI CDA MHRB, Great Lakes Training Proj.:
Ser. A, (Liq.: Landesbank Baden), 1.57%, VRDN	53,000,000	53,000,000
Ser. B, (Liq.: Landesbank Baden), 1.57%, VRDN	30,000,000	30,000,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., (Insd. by FNMA), 1.33%, VRDN	4,000,000	4,000,000
Maryland CDA RB, 1.25%, VRDN	17,495,000	17,495,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Massachusetts Dev. Fin. Agcy. RB:
(Liq.: Merrill Lynch Capital Svcs.), 1.33%, VRDN	$ 8,985,000	$8,985,000
(Liq.: Merrill Lynch Capital Svcs.), 1.70%, VRDN	34,550,000	34,550,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., (LOC: Fifth Third Bank), 1.61%,
VRDN	6,990,000	6,990,000
Michigan Bldg. Auth. RB, (Liq.: Citigroup Holdings & Insd. by MBIA), 1.38%,
VRDN	4,190,000	4,190,000
Minnesota Bond Securitization Trust, (LOC: LaSalle Bank), 1.52%, VRDN	6,135,000	6,135,000
Mississippi Home Corp. SFHRB, (Coll.: Bayer Hypo und Vereinsbank & Insd. by
GNMA), 1.41%, VRDN	2,370,000	2,370,000
Missouri Hsg. Dev. Cmnty. MSTR, Ser. 9017, (Coll.: Bear Stearns & Insd. by
MBIA), 1.44%, VRDN	10,490,000	10,490,000
Montgomery Cnty., MD Hsg. Opportunities Commission MHRB, PFOTER, (Liq.:
Danske Bank), 1.46%, VRDN	34,100,000	34,100,000
Municipal Mtge. & Equity LLC RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.),
1.42%, VRDN	26,815,000	26,815,000
Munimae Trust TOC, Ser. 2002-1M, (Liq.: Bayerische Landesbank & Insd. by MBIA),
1.43%, VRDN	36,580,000	36,580,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust Co.), 1.04%, VRDN	6,190,000	6,190,000
Cambury Hills Apts. Proj., (Liq.: American Intl. Group), 1.77%, VRDN	10,975,000	10,975,000
New Mexico Hsg. Auth. MHRB, El Paseo Apts. Proj., (Liq.: Landesbank Baden),
1.50%, VRDN	1,650,000	1,650,000
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857,
(Liq.: Morgan Stanley), 1.45%, VRDN	22,785,000	22,785,000
New York Mtge. Agcy. RB, PFOTER, (Coll.: Bayer Hypo und Vereinsbank),
1.35%, VRDN	3,605,000	3,605,000
New York, NY Hsg. Dev. Corp. MHRB, 400 W. 55th St. Proj., Class A, (Coll.:
Bayer Hypo und Vereinsbank), 1.42%, VRDN	51,300,000	51,300,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., (Liq.: American Intl. Group),
1.77%, VRDN	9,810,000	9,810,000
Oklahoma HFA MHRB, Affordable Hsg. Proj., Ser. A, (Gtd. by Trinity Funding
Corp.), 1.53%, VRDN	25,000,000	25,000,000
Orange Cnty., FL HFA RB (Gtd. by Trinity Funding Corp.), 1.42%, VRDN	15,000,000	15,000,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, 1.21%, 5/5/2005	13,400,000	13,400,000
Palm Beach Cnty., FL HFA RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.42%,
VRDN	1,900,000	1,900,000
Park Creek, CO Metro. Sch. Dist. PFOTER, (Liq.: Merrill Lynch Capital Svcs.),
1.42%, VRDN	8,670,000	8,670,000
Pennsylvania HFA, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by FSA),
1.39%, VRDN	9,810,000	9,810,000
Pinellas Cnty., FL SFHRB (Liq.: Merrill Lynch Capital Svcs.), 1.42%, VRDN	7,735,000	7,735,000
Pooled PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 1.25%, VRDN	99,440,000	99,440,000
(Liq.: Merrill Lynch Capital Svcs.), 1.42%, VRDN	20,000,000	20,000,000
(Liq.: Merrill Lynch Capital Svcs.), 1.45%, VRDN	116,000,000	116,000,000
(Liq.: Merrill Lynch Capital Svcs.), 1.47%, VRDN	50,000,000	50,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Pooled PFOTER:
Class A:
(Liq.: Merrill Lynch Capital Svcs.), 1.29%, VRDN	$ 10,955,000	$ 10,955,000
(Liq.: Merrill Lynch Capital Svcs.), 1.47%, VRDN	63,950,000	63,950,000
(Liq.: Merrill Lynch Capital Svcs.), 1.82%, VRDN	14,350,000	14,350,000
Class C, (Liq.: Merrill Lynch Capital Svcs.), 1.47%, VRDN	20,000,000	20,000,000
Class D, (Liq.: Merrill Lynch Capital Svcs.), 1.10%, VRDN	6,000,000	6,000,000
Class F, (Liq.: Merrill Lynch Capital Svcs.), 1.75%, VRDN	25,875,000	25,875,000
Class I, (Liq.: Merrill Lynch Capital Svcs.), 1.47%, VRDN	46,615,000	46,615,000
Reno Cnty., KS SFHRB, (Liq.: Morgan Stanley), 1.45%, VRDN	3,055,000	3,055,000
Revenue Bond Cert. Ser. Trust:
Ser. 2004-1, (Gtd. by American Intl. Group), 1.62%, VRDN	11,755,000	11,755,000
Ser. 2004-5, (Gtd. by American Intl. Group), 1.50%, VRDN	10,740,000	10,740,000
Ser. 2004-9, (Gtd. by American Intl. Group), 1.50%, VRDN	12,000,000	12,000,000
Ser. 2004-16, (Gtd. by American Intl. Group), 1.50%, VRDN	13,600,000	13,600,000
San Jose, CA MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.44%, VRDN	2,830,000	2,830,000
Seattle, WA HFA RB, High Point Proj. Phase I, (LOC: Bank of America), 1.39%,
VRDN	4,250,000	4,250,000
Simi Valley, CA MHRB, PFOTER, (LOC: Danske Bank), 1.34%, VRDN	3,300,000	3,300,000
South Dakota HFA, PFOTER, (Gtd. by Trinity Funding Corp.), 1.42%, VRDN	5,910,000	5,910,000
Southeast Texas Hsg. Fin. Corp. RB, (Liq.: Morgan Stanley), 1.42%, VRDN	12,000,000	12,000,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, (Liq.: Merrill Lynch Capital Svcs.), 1.46%,
VRDN	2,425,000	2,425,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB:
(Liq.: Merrill Lynch Capital Svcs.), 1.41%, VRDN	9,530,000	9,530,000
(Liq.: Merrill Lynch Capital Svcs.), 1.46%, VRDN	10,550,000	10,550,000
PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 1.25%, 9/30/2004	3,000,000	3,000,000
(Liq.: Merrill Lynch Capital Svcs.), 1.46%, VRDN	3,970,000	3,970,000
Texas Panhandle Regl. HFA, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.46%,
VRDN	2,365,000	2,365,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch Capital
Svcs.), 1.46%, VRDN	8,725,000	8,725,000
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, (LOC: California Bank & Trust),
1.57%, VRDN	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., (SPA: Societe Generale & Insd. by
FSA), 1.40%, VRDN	15,210,000	15,210,000
Victory Street Pub. Facs. Corp., TX RB, (Liq.: Merrill Lynch Capital Svcs.),
1.46%, VRDN	7,295,000	7,295,000
Washington HFA RB, (Liq.: Merrill Lynch Capital Svcs.), 1.42%, VRDN	10,960,000	10,960,000
Washington Hsg. Fin. Commission MHRB, Cedar Landing Apts. Proj., Ser. 1998A,
(LOC: U.S. Bank), 1.43%, VRDN	2,200,000	2,200,000
Washington, DC HFA MHRB, Fort Lincoln Garden Proj., (LOC: SunTrust Bank),
1.51%, VRDN	2,755,000	2,755,000
Wisconsin Hsg. & EDA RB, Ser. B, (LOC: State Street Corp.), 1.38%, VRDN	12,900,000	12,900,000

		1,863,216,074

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Lease 4.1%
ABN AMRO Chicago Corp. Leasetops Master Trust:
Ser. 1997-1, (LOC: LaSalle Bank), 1.63%, VRDN	$ 59,412,936	$59,412,936
Ser. 2001-01, (Liq.: ABN AMRO Bank & Insd. by AMBAC), 1.67%, VRDN	20,249,226	20,249,226
Koch Floating Rate Trust, Ser. 2001-1, (LOC: State Street Corp. & Insd.
by AMBAC), 1.57%, VRDN	109,243,261	109,243,261
MBIA Capital Corp. Grantor Trust Lease, PFOTER, (Liq.: Landesbank Hessen &
Insd. by MBIA), 1.42%, VRDN	33,405,000	33,405,000
Pitney Bowes Credit Corp. Leasetops:
(Insd. by AMBAC), 1.37%, VRDN	4,715,029	4,715,029
(Insd. by AMBAC), 1.57%, VRDN	4,237,196	4,237,196
Ser. 1999-2, (Insd. by AMBAC), 1.57%, VRDN	9,742,227	9,742,227
Virginia Eagle Trust Cert., Ser. 2004-5001, (LOC: Citibank), 1.47%, VRDN	10,548,000	10,548,000

		251,552,875

Manufacturing 6.2%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999A, (LOC: Key Bank),
1.46%, VRDN	3,585,000	3,585,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., (LOC: U.S. Bank), 1.53%, VRDN	2,095,000	2,095,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, (LOC: PNC
Bank), 1.34%, VRDN	4,117,000	4,117,000
Arapahoe Cnty., CO IDA RB, (LOC: U.S. Bank), 1.57%, VRDN	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., (LOC: LaSalle Bank), 1.46%, VRDN	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., (LOC: Bank of America),
1.40%, VRDN	2,600,000	2,600,000
Bessemer, AL IDRB, Carlton Investments LLC Proj., (LOC: AmSouth Bank), 1.57%,
VRDN	2,650,000	2,650,000
Birmingham, AL IDA RB, American Cast Iron Pipe Co. Proj., (LOC: SouthTrust
Bank), 1.57%, VRDN	9,200,000	9,200,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., (LOC: U.S. Bank), 1.53%, VRDN	2,700,000	2,700,000
Braxton Cnty., WV Solid Wst. Disposal IDRRB, (Gtd. by Weyerhaeuser Co.), 2.00%,
VRDN	8,900,000	8,900,000
Brazos, TX Harbor Indl. Dev. Corp. Solid Wst. Disposal RB, Wst. Svcs. Proj.,
(LOC: Bank of America), 1.38%, VRDN	4,500,000	4,500,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., (LOC: Key Bank), 1.46%, VRDN	1,775,000	1,775,000
Universal Bearings, Inc. Proj., (LOC: Key Bank), 1.46%, VRDN	3,110,000	3,110,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., (LOC: Associated Bank), 1.61%,
VRDN	1,000,000	1,000,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth By The Sea, Inc. Proj., (LOC:
Columbus Bank & Trust Co.), 1.42%, VRDN	7,200,000	7,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., (LOC: Marshall & Isley Bank),
1.80%, VRDN	1,395,000	1,395,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., (LOC: Key Bank), 1.46%, VRDN	1,110,000	1,110,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., (LOC: Citizens Bank), 1.54%, VRDN	2,750,000	2,750,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., (LOC: LaSalle Bank), 1.38%, VRDN	1,745,000	1,745,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., (LOC: Wells Fargo),
1.52%, VRDN	200,000	200,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Columbus, GA IDRB, Goldens Foundry Proj., (LOC: Columbus Bank & Trust Co.),
1.62%, VRDN	$ 3,050,000	$3,050,000
Conyers, GA IDRB, Handleman Co. Proj., (LOC: Columbus Bank & Trust Co.),
1.44%, VRDN	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., (LOC: Union Bank of California),
1.82%, VRDN	6,610,000	6,610,000
Crawford Cnty., GA IDRB, Arriscraft Intl. USA, Inc. Proj., (LOC: SouthTrust
Bank), 1.57%, VRDN	5,170,000	5,170,000
De Kalb Cnty., GA Dev. Auth. IDRB, Weyerhaeuser Co. Proj., (Gtd. by
Weyerhaeuser Co.), 1.50%, VRDN	2,800,000	2,800,000
De Pere, WI IDRB, Cleaning Sys., Inc., (LOC: Marshall & Isley Bank), 1.47%, VRDN	2,625,000	2,625,000
Eau Claire, WI IDRB, Intek Plastics Proj., (LOC: U.S. Bank), 1.53%, VRDN	3,070,000	3,070,000
Elkhart Cnty., IN EDRB, ATI Proj., (SPA: Societe Generale), 1.43%, VRDN	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., (Coll.: Bayer Hypo und Vereinsbank),
1.64%, VRDN	3,920,000	3,920,000
Florida Dev. Fin. Corp. IDRB:
M.J. Eagle Realty Proj., Ser. 2002-C3, (LOC: SunTrust Bank), 1.51%, VRDN	1,655,000	1,655,000
Repco Equipment Leasing Proj., Ser. 2002-C2, (LOC: SunTrust Bank), 1.51%,
VRDN	1,100,000	1,100,000
Serigraphic Arts, Inc. Proj., Ser. 2002-C4, (LOC: SunTrust Bank), 1.51%, VRDN	740,000	740,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., (LOC: Associated
Bank), 1.61%, VRDN	2,065,000	2,065,000
Frankfort, IN EDRB, Gen. Seating of America Proj., (LOC: Mizuho Corp. Bank),
4.40%, VRDN	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., (LOC: Bank of America), 1.48%,
VRDN	918,000	918,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., (LOC: AmSouth
Bank), 1.54%, VRDN	1,970,000	1,970,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., (LOC: Bank of America), 1.59%,
VRDN	3,770,000	3,770,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., (LOC: Branch
Banking & Trust), 1.47%, VRDN	6,410,000	6,410,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., (LOC: First Comml. Bank), 1.67%,
VRDN	1,150,000	1,150,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat Co. Proj., (LOC: Bank of
Hawaii), 2.27%, VRDN	7,700,000	7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., (LOC: Natl. City Bank),
1.45%, VRDN	3,710,000	3,710,000
Howard, WI IDRB, Fox Converting, Inc., 1.73%, VRDN	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., (LOC: First Comml. Bank), 1.62%,
VRDN	1,615,000	1,615,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., (LOC: BNP Paribas), 1.67%, VRDN	3,290,000	3,290,000
Kris & Dee Associates, Inc. Proj., (LOC: LaSalle Bank), 1.48%, VRDN	940,000	940,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., (LOC: Bank One), 1.63%,
VRDN	750,000	750,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., (LOC: Bank One),
1.55%, VRDN	$ 3,375,000	$3,375,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, (LOC:
U.S. Bank), 1.66%, VRDN	1,500,000	1,500,000
Lexington, KY IDRB, Kirby Containers Proj., (LOC: AmSouth Bank), 1.57%, VRDN	2,200,000	2,200,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., (LOC: U.S. Bank), 1.59%,
VRDN	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., (LOC: Comerce de France),
1.43%, VRDN	3,875,000	3,875,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., (LOC: Bank of America), 1.59%,
VRDN	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., (LOC: American Natl.
Bank & Trust), 1.41%, VRDN	500,000	500,000
Lorain Cnty., OH IDRB, Skill Tools Proj., (LOC: Key Bank), 1.46%, VRDN	4,595,000	4,595,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion Proj., (LOC: Regions Bank), 1.57%, VRDN	2,995,000	2,995,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.52%, VRDN	4,500,000	4,500,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., (Gtd. by Honeywell
Intl.), 1.75%, VRDN	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., (LOC: Regions Bank), 1.57%, VRDN	2,960,000	2,960,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., (LOC: Bank of North
Dakota), 1.57%, VRDN	4,240,000	4,240,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., (LOC: Associated Bank), 1.61%, VRDN	1,050,000	1,050,000
Manitowoc Tool & Machining Proj., (LOC: Associated Bank), 1.61%, VRDN	2,100,000	2,100,000
Northern Labs, Inc. Proj., Ser. 1997, (LOC: U.S. Bank), 1.40%, VRDN	2,600,000	2,600,000
Mankato, MN IDRB, Katolight Corp. Proj., (LOC: U.S. Bank), 1.53%, VRDN	2,250,000	2,250,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., (Coll.: Bayer Hypo und
Vereinsbank), 1.64%, VRDN	3,385,000	3,385,000
Massachusetts CDA RB, (LOC: Bank of America), 1.32%, VRDN	6,150,000	6,150,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., (LOC: Bank One),
1.55%, VRDN	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., (LOC: Bank One),
1.45%, VRDN	2,500,000	2,500,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., (Insd. by Columbus Bank & Trust
Co.), 1.60%, VRDN	3,400,000	3,400,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., (LOC: Bank One), 1.56%, VRDN	4,400,000	4,400,000
Miami-Dade Cnty., FL IDRB:
Reflectone, Inc., Proj., (Gtd. by British Aerospace Pub., Ltd.), 1.41%, VRDN	8,100,000	8,100,000
(LOC: Bank of America), 1.38%, VRDN	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., (LOC: U.S. Bank), 1.50%,
VRDN	4,275,000	4,275,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., (LOC: Regions Bank), 1.62%, VRDN	3,260,000	3,260,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., (LOC: Natl. City
Bank), 1.45%, VRDN	3,900,000	3,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Muscle Shoals, AL IDRB, Robbins LLC Proj., Ser. A, (LOC: AmSouth Bank), 1.57%,
VRDN	$ 4,500,000	$4,500,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech
Proj., (LOC: Key Bank), 1.46%, VRDN	3,210,000	3,210,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., (LOC: Natl. City Bank),
1.45%, VRDN	3,120,000	3,120,000
Oregon EDA, Behlen Manufacturing Co. Proj., (LOC: LaSalle Bank), 1.51%, VRDN	5,500,000	5,500,000
Oregon EDRB, Beef Northwest Feeders Proj., (LOC: Bank of America), 1.59%, VRDN	3,525,000	3,525,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., (LOC: Regions Bank),
1.57%, VRDN	1,470,000	1,470,000
Pierce Cnty., WA EDRB, Truss Co. Proj., (LOC: U.S. Bank), 1.43%, VRDN	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., (LOC: Key Bank), 1.46%, VRDN	1,770,000	1,770,000
Port Bellingham, WA IDRB, Bakerview Proj., (LOC: Key Bank), 1.46%, VRDN	2,625,000	2,625,000
Port Grays Harbor, WA IDRRB, (Gtd. by Weyerhaeuser Co.), 1.50%, VRDN	1,000,000	1,000,000
Port Longview, WA Solid Wst. Disposal RB, (Gtd. by Weyerhaeuser Co.), 1.50%,
VRDN	200,000	200,000
Rhode Island Indl. Facs. Corp. IDRB:
Calise & Sons Bakery Proj., (LOC: Mellon Bank), 1.38%, VRDN	6,790,000	6,790,000
Greystone of Lincoln Proj., (LOC: Mellon Bank), 1.55%, VRDN	2,300,000	2,300,000
Sanford, ME RB, Toms of Maine Proj., (LOC: Bank of America), 1.38%, VRDN	5,000,000	5,000,000
Scott Cnty., IA IDRB:
(LOC: U.S. Bank), 1.40%, VRDN	2,000,000	2,000,000
Ford Manufacturing Co., Inc. Proj., Ser. 1997, (LOC: U.S. Bank), 1.40%, VRDN	1,600,000	1,600,000
Simpson Cnty., KY IDRB:
(Gtd. by Weyerhaeuser Co.), 1.50%, VRDN	2,000,000	2,000,000
Harmon Motive Kentucky Proj., (LOC: Bank of America), 1.46%, VRDN	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid Atlantic Drainage Proj., (LOC: Natl. Bank of South Carolina), 1.57%,
VRDN	1,815,000	1,815,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.43%, VRDN	2,500,000	2,500,000
TK, Inc. Proj., (LOC: Bank of America), 1.43%, VRDN	2,095,000	2,095,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., (LOC: AmSouth Bank),
1.57%, VRDN	1,550,000	1,550,000
St. Joseph, MO IDRB, Lifeline Foods LLC Proj., (Coll.: Bayer Hypo und Vereinsbank),
1.64%, VRDN	7,140,000	7,140,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., (LOC: Natl. City Bank), 1.45%,
VRDN	3,030,000	3,030,000
Trinity River Auth., TX PCRRB, Ser. 1987, (Gtd. by General Motors Corp.), 1.70%,
VRDN	6,900,000	6,900,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., (LOC: AmSouth Bank), 1.67%, VRDN	625,000	625,000
Hardwear Corp. Proj., (LOC: AmSouth Bank), 1.67%, VRDN	900,000	900,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC: AmSouth Bank), 1.54%, VRDN	1,910,000	1,910,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., (LOC: AmSouth Bank), 1.46%,
VRDN	6,080,000	6,080,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Washington EDFA RB, Royal Ridge Fruit Proj., (LOC: Bank of America), 1.59%,
VRDN	$ 4,465,000	$4,465,000
West Baton Rouge, LA IDRB:
Ser. A, (Gtd. by Dow Chemical Co.), 1.48%, VRDN	4,050,000	4,050,000
Ser. B, (Gtd. by Dow Chemical Co.), 1.48%, VRDN	10,200,000	10,200,000
Ser. C, (Gtd. by Dow Chemical Co.), 1.48%, VRDN	20,525,000	20,525,000
West Bend, WI IDRB, (LOC: U.S. Bank), 1.40%, VRDN	1,415,000	1,415,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., (LOC: AmSouth Bank),
1.62%, VRDN	1,200,000	1,200,000
Winslow, ME RB, Maine Biological Labs Proj., (LOC: Key Bank), 1.46%, VRDN	3,335,000	3,335,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., (LOC: Bank of the West), 1.60%, VRDN	620,000	620,000
Michelsen Packaging Co. Proj., (LOC: Bank of America), 1.43%, VRDN	1,600,000	1,600,000

		375,620,000

Miscellaneous Revenue 9.3%
Bad River Band Lake Superior, WI RB, Native Lands Acquisitions Proj., (LOC:
Associated Bank), 1.40%, VRDN	5,160,000	5,160,000
Brazos, Texas IDRB, ConocoPhillips Co. Proj., (Gtd. by ConocoPhillips), 1.80%,
VRDN	3,500,000	3,500,000
Chicago, IL RB, Lakefront Millenium Proj., Floating Rate Trust Cert., Ser. 332,
(Liq.: Morgan Stanley & Insd. by MBIA), 1.38%, VRDN	1,770,000	1,770,000
Clark Cnty., IN Jail Holding Corp. RB, (Liq.: Citigroup Holdings), 1.38%, VRDN	5,525,000	5,525,000
Clarksville, TN Pub. Bldg. Auth. RB, (LOC: Bank of America), 1.37%, VRDN	27,000,000	27,000,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2003-5, (Liq.: State Street Corp. &
Insd. by FSA), 1.44%, VRDN	18,800,000	18,800,000
Delaware Valley, PA Regl. Fin. Auth. PFOTER, (SPA: BNP Paribas), 1.20%,
4/7/2005	16,995,000	16,995,000
Florida Correctional Facs. ROC, (LOC: Citibank & Insd. by AMBAC), 1.38%, VRDN	3,060,000	3,060,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, (Liq.: Citigroup
Holdings), 1.52%, VRDN	30,675,000	30,675,000
Fridley, MN RRB, Fridley Business Plaza Proj., (LOC: Wells Fargo), 1.45%, VRDN	2,550,000	2,550,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, (Liq.: Merrill Lynch Capital
Svcs. & Insd. by AMBAC), 1.44%, VRDN	8,210,000	8,210,000
Hurley, NM PCRB, (Gtd. by BP plc), 1.35%, VRDN	13,750,000	13,750,000
Illinois Dev. Fin. Auth. IDRB, Downers Grove, Ltd. Proj., (LOC: Lasalle Bank),
1.43%, VRDN	2,000,000	2,000,000
Indiana Bond Bank RB, (Insd. by MBIA), 1.38%, VRDN	2,435,000	2,435,000
Jacksonville, FL EDA RB, (LOC: Bank of America), 1.33%, VRDN	5,000,000	5,000,000
Las Vegas, NV EDA RB, Andre Agassi Foundation Proj., (LOC: Allied Irish Bank),
1.32%, VRDN	4,000,000	4,000,000
Lincoln, Cnty., WY PCRB, Exxon Proj., (Gtd. by Exxon Mobile Corp.), 1.32%, VRDN	13,800,000	13,800,000
Louisiana Env. Facs. RB, (LOC: Regions Bank), 1.34%, VRDN	8,000,000	8,000,000
Municipal Securities Pool Trust:
Pool 16, (SPA: Societe Generale), 1.47%, VRDN	75,340,000	75,340,000
Pool 17, (SPA: Societe Generale), 1.47%, VRDN	93,810,000	93,810,000
Pool 18, (SPA: Societe Generale), 1.47%, VRDN	65,845,000	65,845,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue continued
New York, NY Transitional Fin. Auth. RB, NYC Recovery Proj., Ser. 3-C, 1.30%,
VRDN	$ 43,200,000	$43,200,000
Oklahoma Dev. Fin. Auth. RB, Ser. B, (Gtd. by ConocoPhillips), 1.53%, VRDN	12,500,000	12,500,000
Omaha, NE Convention Center RB, (LOC: Citibank), 1.38%, VRDN	8,000,000	8,000,000
Pooled PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.47%, VRDN	805,000	805,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., (Gtd. by
Weyerhaeuser), 1.43%, VRDN	2,100,000	2,100,000
Port Corpus Christi, TX Solid Wst. Disposal RB, Flint Hills Resources Proj.:
Ser. A, (Gtd. by Flint Resources), 1.66%, VRDN	9,000,000	9,000,000
Ser. A, (Gtd. by Flint Resources), 1.70%, VRDN	25,000,000	25,000,000
Ser. B, (Gtd. by Flint Resources), 1.58%, VRDN	11,700,000	11,700,000
United Nations Dev. Corp. of New York, PFOTER, (Liq.: Merrill Lynch Capital
Svcs.), 1.39%, VRDN	3,620,000	3,620,000
Valdez, AK Marine Terminal RB, (Gtd. by ConocoPhillips), 1.80%, VRDN	43,875,000	43,875,000

		567,025,000

Port Authority 0.4%
Chicago, IL IDRB, Federal Marine Terminal Proj., (LOC: LaSalle Bank), 1.40%, VRDN	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
(SPA: Merrill Lynch Capital Svcs.), 1.45%, VRDN	16,220,000	16,220,000
(SPA: Merrill Lynch Capital Svcs.), 1.50%, VRDN	5,820,000	5,820,000
Tuscaloosa, AL Cnty. Port Auth. RB, Capstone Hotel, Ltd. Proj., (LOC: SouthTrust
Bank), 1.37%, VRDN	138,000	138,000

		26,378,000

Pre-Refunded 0.2%
Hawaii GO, Ser. C, 6.00%, 1/1/2005	10,000,000	10,158,910

Resource Recovery 2.0%
Broward Cnty., FL Florida Resource Recovery Auth. RB, 5.00%, 12/1/2004	9,000,000	9,082,112
Ladysmith, WI Solid Wst. Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998,
(LOC: Union Bank of California), 1.57%, VRDN	13,580,000	13,580,000
Maine Fin. Auth. Solid Wst. Disposal Auth. RB, (LOC: Bank of America), 2.90%,
VRDN	15,000,000	15,000,000
New Hampshire Business Fin. Auth. RB, Wst. Mgmt., Inc., (LOC: Bank of America),
2.90%, VRDN	8,000,000	8,000,000
Oregon EDRB, Georgia Pacific Proj., (LOC: Bank of America), 1.62%, VRDN	15,900,000	15,900,000
Oregon Metro. Svc. Dist. Wst. Disposal RB, Riedel Oregon Compost Co. Proj.,
(LOC: U.S. Bank), 1.50%, VRDN	3,900,000	3,900,000
Port Arthur, TX Navigation Dist. Env. Facs. RRB, (Gtd. by Motiva Enterprises
LLC), 1.45%, VRDN	33,175,000	33,175,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proi., (LOC: Bank One), 1.74%,
VRDN	13,600,000	13,600,000
Texas Indl. Dev. Corp. RB, Texas Disposal Sys. Inc., Proj., (LOC: Bank of
America), 1.38%, VRDN	4,100,000	4,100,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve, (LOC: Bank of America), 1.41%,
VRDN	5,000,000	5,000,000

		121,337,112

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Special Tax 2.0%
ABN AMRO Munitops Cert. Trust, Florida Proj., Ser. 2002-24, (LOC.: ABN AMRO
Bank & Insd. by AMBAC), 1.37%, VRDN	$ 3,300,000	$3,300,000
New York, NY Local Govt. Assistance RB, Ser. A, (Insd. by FGIC), 1.27%, VRDN	26,970,000	26,970,000
New York, NY Transitional Fin. Auth. RB:
(SPA: Bayerische Landesbanken), 1.30%, VRDN	28,420,000	28,420,000
(SPA: BNP Paribas & Insd. by MBIA), 1.35%, VRDN	585,000	585,000
(SPA: BNP Paribas), 1.35%, VRDN	5,000,000	5,000,000
NYC Recovery Proj., Class A, (LOC: Citibank), 1.34%, VRDN	24,750,000	24,750,000
NYC Recovery Proj., Ser. 3-D, 1.30%, VRDN	25,000,000	25,000,000
Pennsylvania Intergovernmental Auth. Spl. Tax ROC, Ser. 99-7, (Liq.: Citigroup
Holdings & Insd. by FGIC), 1.38%, VRDN	6,300,000	6,300,000

		120,325,000

Tobacco Revenue 2.0%
California Tobacco Settlement RB, PFOTER, (LOC: Westdeutsche Landesbank),
1.43%, VRDN	3,270,000	3,270,000
Erie Cnty., NY Tobacco Asset Security RB, PFOTER, (Liq.: Merrill Lynch Capital
Svcs.), 1.43%, VRDN	10,880,000	10,880,000
Golden State Tobacco Securitization Corp., PFOTER, (Liq.: Merrill Lynch Capital
Svcs.), 1.43%, VRDN	19,125,000	19,125,000
Louisiana Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch Capital
Svcs.), 1.52%, VRDN	10,690,000	10,690,000
New Jersey Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch
Capital Svcs.), 1.43%, VRDN	31,475,000	31,475,000
New York Cntys. Tobacco Trust RB:
(Liq.: Merrill Lynch Capital Svcs.), 1.43%, VRDN	9,105,000	9,105,000
PFOTER, (LOC: Westdeutsche Landesbank), 1.43%, VRDN	19,915,000	19,915,000
Rhode Island Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch
Capital Svcs.), 1.47%, VRDN	2,495,000	2,495,000
South Carolina Tobacco Settlement RB, PFOTER, (Liq.: Merrill Lynch Capital
Svcs.), 1.52%, VRDN	2,500,000	2,500,000
Tobacco Settlement Fin. Corp., PFOTER:
(Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.34%, VRDN	470,000	470,000
(Liq.: Merrill Lynch Capital Svcs.), 1.41%, VRDN	2,000,000	2,000,000
Wisconsin State Badger Tobacco Asset Securitization RB, PFOTER, (LOC.: Lloyds
Bank), 1.47%, VRDN	9,375,000	9,375,000

		121,300,000

Transportation 3.1%
California Infrastructure & Econ. Dev. RB, (SPA: Societe Generale & Insd. by
AMBAC), 1.35%, VRDN	16,085,000	16,085,000
Central Puget Sound, WA Regl. Trans. Auth. RB, Floating Rate Trust Cert., Ser.
360, (Liq.: Morgan Stanley & Insd. by FGIC), 1.38%, VRDN	1,365,000	1,365,000
Dallas, TX Rapid Transit RB, (Liq.: Citigroup Holdings & Insd. by AMBAC),
1.38%, VRDN	2,805,000	2,805,000
E-470 Pub. Hwy. Auth., CO RB:
(Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.44%, VRDN	135,000	135,000
PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by MBIA), 1.44%, VRDN	7,215,000	7,215,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Transportation continued
Harris Cnty., TX RB, Toll Road Proj., (SPA: Societe Generale & Insd. by MBIA),
1.38%, VRDN	$ 5,980,000	$5,980,000
Lee Cnty., FL Capital & Trans. Facs. RB, (Liq.: Morgan Stanley & Insd. by
AMBAC), 1.36%, VRDN	2,180,000	2,180,000
Los Angeles, Cnty., CA Metro. Trans. Auth. RB, (LOC: Citibank & Insd. by FSA),
1.35%, VRDN	9,900,000	9,900,000
Massachusetts Bay Trans. Auth. RB:
(LOC: Citibank), 1.35%, VRDN	9,285,000	9,285,000
Ser. SG 156, (SPA: Societe Generale), 1.33%, VRDN	23,600,000	23,600,000
New York Metro. Trans. Auth. RB:
(Insd. by AMBAC), 1.29%, VRDN	24,000,000	24,000,000
(Liq.: Merrill Lynch Capital Svcs.), 1.35%, VRDN	14,340,000	14,340,000
New York Thruway Auth. RB, MSTR:
(SPA: Societe Generale), 1.33%, VRDN	21,600,000	21,600,000
(LOC: JPMorgan Chase & Co. & Insd. by AMBAC), 1.34%, VRDN	7,200,000	7,200,000
Oklahoma Trans. Auth. RB, Oklahoma Turnpike Sys., (Insd. by AMBAC), 5.00%,
1/1/2005	1,000,000	1,012,594
Pennsylvania State Turnpike Commission RB, Ser. Q, (LOC: Westdeutsche
Landesbank), 1.37%, VRDN	10,000,000	10,000,000
Regional Trans. Auth., IL RB, Ser. 2003-21, (SPA: BNP Paribas & Insd. by FGIC),
1.36%, VRDN	6,070,000	6,070,000
South Carolina Trans. Infrastructure RB, (Liq.: Morgan Stanley & Insd. by
AMBAC), 1.36%, VRDN	17,115,000	17,115,000
Texas Turnpike Auth. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd.
by AMBAC), 1.44%, VRDN	10,500,000	10,500,000

		190,387,594

Utility 4.5%
California PCRRB, Pacific Gas & Elec. Proj., (LOC: Bank One), 1.35%, VRDN	5,500,000	5,500,000
Carlton, WI PCRB, Pwr. & Light Proj., (Gtd. by Wisconsin Pwr. & Light), 1.49%,
VRDN	1,500,000	1,500,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj.,
(Gtd. by Kentucky Utility Co.), 1.48%, VRDN	45,100,000	45,100,000
Charlotte Cnty., FL Utility RB, Ser. B, (LOC: Bank of America & Insd. by FGIC),
1.33%, VRDN	10,000,000	10,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., (Gtd. by Arizona Pub. Svc.
Co.), 1.50%, VRDN	25,710,000	25,710,000
Dade Cnty., FL IDA RB, Florida Pwr. & Light Co., 1.36%, VRDN	800,000	800,000
Florida Govt. Util. Auth. RB, Floating Rate Trust Cert., Ser. 327, (Liq.: Morgan
Stanley & Insd. by AMBAC), 1.38%, VRDN	6,800,000	6,800,000
Houston, TX Util. Sys. ROC, (LOC: Citibank), 1.38%, VRDN	16,210,000	16,210,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Pwr. Co., (LOC: Wells Fargo & Insd.
by AMBAC), 1.46%, VRDN	5,000,000	5,000,000
Long Island, NY Pwr. Auth. RB:
(Liq: Credit Suisse First Boston), 1.27%, VRDN	23,180,000	23,180,000
(Liq.: Merrill Lynch Capital Svcs.), 1.35%, VRDN	17,250,000	17,250,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility continued
Lower Colorado River, TX Auth. RB, (Liq.: Citigroup Holdings & Insd. by AMBAC),
1.38%, VRDN	$ 3,790,000	$ 3,790,000
McAlester, OK Pub. Works Auth. Util. RB, MSTR, Ser. 9014, (Liq.: Bear Stearns &
Insd. by FSA), 1.41%, VRDN	11,585,000	11,585,000
Milwaukee, WI IDRRB, Wisconsin Elec. Pwr. Co. Proj., (Gtd. by Wisconsin Elec.
Pwr. Co.), 1.45%, VRDN	2,000,000	2,000,000
Nebraska Pub. Pwr. Dist. RB, (LOC: Citibank & Insd. by AMBAC), 1.38%, VRDN	3,200,000	3,200,000
North Carolina Eastern Muni. Pwr. Auth. PFOTER, (Liq.: Morgan Stanley & Insd. by
AMBAC), 1.36%, VRDN	4,400,000	4,400,000
Northwest Washington Elec. Energy RB, (SPA: BNP Paribas & Insd. by MBIA),
1.36%, VRDN	4,500,000	4,500,000
Oconee Cnty., SC PCRRB, Duke Energy Corp. Proj., Ser. A, (Gtd. by Duke Energy
Corp.), 1.47%, VRDN	23,900,000	23,900,000
Pleasant Prairie, WI PCRRB, Wisconsin Elec. Pwr. Co.:
(Gtd. by Wisconsin Elec. Pwr. Co.), 1.45%, VRDN	20,000,000	20,000,000
Ser. B, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.45%, VRDN	4,000,000	4,000,000
Port Morrow, OR PCRRB, Idaho Pwr. Co. Proj., (Gtd. by Idaho Pwr. Co.), 2.35%,
VRDN	4,360,000	4,360,000
Puerto Rico Elec. Pwr. Auth. RB, (Liq.: Merrill Lynch Capital Svcs.), 1.30%,
VRDN	3,315,000	3,315,000
Sarasota Cnty., FL Util. Sys. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. &
Insd. by FGIC), 1.36%, VRDN	375,000	375,000
Sheboygan, WI PCRB, (Gtd. by Wisconsin Pwr. & Light), 1.47%, VRDN	1,000,000	1,000,000
South Carolina Pub. Svc. Auth. RB, Class A, (LOC: Citibank & Insd. by FGIC),
1.38%, VRDN	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 2002A, (LOC: Bank of New York & Insd. by MBIA),
1.40%, VRDN 144A	6,774,500	6,774,500
Sweetwater Cnty., WY PCRRB, Pacific Corp Proj., Ser. 1990A, (LOC: Commerzbank),
2.31%, VRDN	11,900,000	11,900,000

		272,634,500

Water & Sewer 1.3%
California Dept. of Wtr. Resources RB, Ser. C, 1.29%, VRDN	47,050,000	47,050,000
Detroit, MI Sewage Disposal RB, (SPA: Societe Generale & Insd. by FSA), 1.38%,
VRDN	7,000,000	7,000,000
Honolulu, HI City & Cnty. Wstwtr. Sys. RB, Floating Rate Trust Cert., Ser. 400,
(Liq.: Morgan Stanley & Insd. by FGIC), 1.38%, VRDN	3,462,500	3,462,500
Houston, TX Wtr. & Swr. Sys. RB, Ser. 2003-14, (LOC.: BNP Paribas & Insd. by
FSA), 1.36%, VRDN	1,595,000	1,595,000
Los Angeles, CA Wstwtr. Sys. RB, Class A, Ser. 2003-33, (LOC: Citibank & Insd.
by FSA), 1.35%, VRDN	11,870,000	11,870,000
New York, NY Wtr. Fin. Auth. RB, 1.34%, VRDN	5,290,000	5,290,000

		76,267,500

Total Municipal Obligations (cost $5,988,263,471)		5,988,263,471

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.6%
FHLMC:
Ser. M001, Class A, FRN, 1.47%, 9/2/2004	$ 31,857,119	$ 31,857,119
Ser. M002, Class A, FRN, 1.52%, 9/2/2004	6,499,065	6,499,065

Total U.S. Government & Agency Obligations (cost $38,356,184)		38,356,184

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund (cost $500,000)	500,000	$ 500,000

Total Investments (cost $6,059,699,655) 99.8%		6,059,699,655
Other Assets and Liabilities 0.2%		13,313,862

Net Assets 100.0%		$ 6,073,013,517

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
BAN	Bond Anticipation Note	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDFA	Economic Development Finance Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLB	Federal Home Loan Bank	RAN	Revenue Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificates
FRN	Floating Rate Note	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond
GNMA	Government National Mortgage Association	SPA	Securities Purchase Agreement
GO	General Obligation	TAN	Tax Anticipation Note
HFA	Housing Finance Authority	TOC	Tender Option Certificate
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Note
IDRB	Industrial Development Revenue Bond	VRDN	Variable Rate Demand Note

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risks.

The following table shows the percent of total investments by geographic location as of August 31, 2004:

State		State

California	9.8%	Oregon	0.9%
New York	9.0%	Alabama	0.8%
Illinois	5.5%	Rhode Island	0.5%
Texas	5.1%	Maine	0.5%
Delaware	5.0%	Nebraska	0.5%
Georgia	3.8%	Virginia	0.5%
Wisconsin	3.7%	Wyoming	0.5%
Florida	3.2%	Missouri	0.4%
Ohio	2.8%	Utah	0.4%
Pennsylvania	2.8%	Idaho	0.3%
Massachusetts	2.6%	Vermont	0.3%
Louisiana	2.1%	Kansas	0.3%
Kentucky	2.0%	Minnesota	0.3%
New Jersey	1.4%	New Mexico	0.3%
Colorado	1.4%	North Carolina	0.2%
Tennessee	1.4%	Puerto Rico	0.2%
Washington	1.2%	Connecticut	0.2%
Indiana	1.2%	Mississippi	0.2%
Arizona	1.2%	Nevada	0.1%
South Carolina	1.0%	District of Columbia	0.1%
Michigan	1.0%	South Dakota	0.1%
Hawaii	1.0%	Iowa	0.1%
Maryland	0.9%	North Dakota	0.1%
Oklahoma	0.9%	West Virginia	0.1%
Alaska	0.9%	Non-state specific	20.3%

New Hampshire	0.9%		100.0%

The following table shows the percent of total investments by credit quality as of August 31, 2004 (unaudited):

Tier 1	95.3%
Tier 2	4.1%
NR	0.6%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2004 (unaudited):

1 day	22.6%
2-7 days	65.6%
8-60 days	0.7%
61-120 days	1.9%
121-240 days	4.7%
241+ days	4.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004 (unaudited)

Assets
Investments at amortized cost	$6,059,699,655
Cash	3,883,682
Receivable for Fund shares sold	2,430,437
Interest receivable	11,427,532
Prepaid expenses and other assets	400,128

Total assets	6,077,841,434

Liabilities
Dividends payable	2,995,492
Payable for Fund shares redeemed	1,504,829
Payable for credit default swaps	26,744
Advisory fee payable	18,292
Distribution Plan expenses payable	7,422
Due to other related parties	12,072
Accrued expenses and other liabilities	263,066

Total liabilities	4,827,917

Net assets	$6,073,013,517

Net assets represented by
Paid-in capital	$6,072,787,852
Undistributed net investment income	37,168
Accumulated net realized gains on securities	188,497

Total net assets	$6,073,013,517

Net assets consists of
Class I	$4,961,178,320
Class AD	23,465,339
Class IN	128,305,905
Class IS	890,890,647
Class P	69,171,251
Class RV	1,031
Class RC	1,024

Total net assets	$6,073,013,517

Shares outstanding
Class I	4,961,072,702
Class AD	23,472,118
Class IN	128,326,620
Class IS	890,736,287
Class P	69,175,065
Class RV	1,028
Class RC	1,024

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2004 (unaudited)

Investment income
Interest	$39,470,772

Expenses
Advisory fee	3,644,408
Distribution Plan expenses
Class AD	5,306
Class IN	56,655
Class IS	1,149,810
Class P	162,272
Class RV	4
Class RC	4
Administrative services fee	1,987,859
Transfer agent fees	162,807
Trustees' fees and expenses	52,435
Printing and postage expenses	24,174
Custodian and accounting fees	788,916
Registration and filing fees	59,751
Professional fees	38,263
Other	53,719

Total expenses	8,186,383
Less: Expense reductions	(20,469)

Net expenses	8,165,914

Net investment income	31,304,858

Net realized gains on securities	188,497

Net increase in net assets resulting from operations	$31,493,355

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2004		Year Ended
	(unaudited)		February 29, 2004

Operations
Net investment income		$ 31,304,858		$ 45,913,907
Net realized gains on securites		188,497		738,987

Net increase net assets resulting
from operations		31,493,355		46,652,894

Distributions to
shareholders from
Net investment income
Class I		(27,379,287)		(39,335,586)
Class AD		(100,630)		(291,090)
Class IN		(505,409)		(1,303,551)
Class IS		(3,430,490)		(5,233,653)
Class P		(161,583)		(193,630)
Class RV		(2)		(4)
Class RC		(2)		(6)

Total distributions to shareholders		(31,577,403)		(46,357,520)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	11,845,464,281	11,845,464,281	15,801,402,746	15,801,402,746
Class AD	8,830,330	8,830,330	29,815,133	29,815,133
Class IN	251,085,794	251,085,794	512,502,002	512,502,002
Class IS	660,480,326	660,480,326	1,225,450,571	1,225,450,571
Class P	36,757,014	36,757,014	53,214,985	53,214,985

		12,802,617,745		17,622,385,437

Net asset value of shares issued in
reinvestment of distributions
Class I	9,903,729	9,903,729	11,648,740	11,648,740
Class AD	94,843	94,843	248,235	248,235
Class IN	418,592	418,592	908,831	908,831
Class IS	2,152,340	2,152,340	4,468,695	4,468,695
Class P	161,583	161,583	193,577	193,577
Class RV	2	2	4	4
Class RC	2	2	3	3

		12,731,091		17,468,085

Payment for shares redeemed
Class I	(11,929,864,937)	(11,929,864,937)	(13,753,294,956)	(13,753,294,956)
Class AD	(3,796,485)	(3,796,485)	(52,341,486)	(52,341,486)
Class IN	(265,607,635)	(265,607,635)	(541,383,700)	(541,383,700)
Class IS	(652,941,933)	(652,941,933)	(989,567,747)	(989,567,747)
Class P	(25,044,710)	(25,044,710)	(26,447,114)	(26,447,114)

		(12,877,255,700)		(15,363,035,003)

Net increase (decrease) in net assets
resulting from capital share
transactions		(61,906,864)		2,276,818,519

Total increase (decrease) in net assets		(61,990,912)		2,277,113,893
Net assets
Beginning of period		6,135,004,429		3,857,890,536

End of period		$ 6,073,013,517		$ 6,135,004,429

Undistributed net investment income		$ 37,168		$ 309,713

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

On August 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Annual Rate of
Fixed Payments
		Reference Debt	Notional	Made by	Payment
Expiration	Counterparty	Obligation	Amount	the Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$23,000,000	0.46%	Quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund,

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567758 rv1 10/2004

Evergreen

INSTITUTIONAL TREASURY MONEY MARKET FUND

Semiannual Report
as of August 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ' S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
14	S C H E D U L E O F I N V E S T M E N T S
17	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
18	S TAT E M E N T O F O P E R AT I O N S
19	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
20	N O T E S T O F I N A N C I A L S TAT E M E N T S
28	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Institutional Treasury Money Market Fund, which covers the six-month period ended August 31, 2004.

The importance of proper asset allocation between stocks, bonds and cash cannot be overstated during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates at 45-year lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve as well as the use of floaters, in order to benefit from anticipated Federal Reserve (Fed) actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing

1

LETTER TO SHAREHOLDERS continued

the trend for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.2 million new jobs in the first half of the year.

Another condition of economic recoveries, though, is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter, though, as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.65% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability to their long-term investments.

2

LETTER TO SHAREHOLDERS continued

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

M A N A G E M E N T
T E A M

J. Kellie Allen

Bryan K. White, CFA

P E R F O R M A N C E A N D R E T U R N S *

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

6-month return	0.48%	0.46%

Average annual return

1-year	0.90%	0.84%

5-year	2.97%	2.94%

Since portfolio inception	3.79%	3.77%

7-day annualized yield	1.32%	1.27%

30-day annualized yield	1.25%	1.20%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2004, there were 146 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RC or RV. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

					Lipper	Merrill
	Institutional				Institutional	Lynch
Investor	Service	Participant	Reserve	Resource	U.S.Treasury	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index**

ENTXX	EITXX	ESTXX	ETVXX	EOTXX

0.43%	0.36%	0.23%	0.15%	0.08%	0.36%	0.56%

0.79%	0.64%	0.39%	0.24%	0.10%	0.66%	1.08%

2.91%	2.72%	2.63%	2.53%	2.43%	2.75%	3.17%

3.75%	3.53%	3.57%	3.50%	3.44%	3.54%	3.87%

1.22%	1.07%	0.82%	0.67%	0.52%	N/A	N/A

1.15%	1.00%	0.75%	0.60%	0.45%	N/A	N/A

7-DAY  ANNUALIZED  YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

**Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account valuesand actual expenses. You may use the information in these columns, together with the amount youinvested, to estimate the expenses that you paid over the period. Simply divide your account valueby $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the resultby the number in the appropriate column for your share class, in the column entitled "Expenses PaidDuring Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" providesinformation about hypothetical account values and hypothetical expenses based on the fund's actualexpense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund'sactual return. The hypothetical account values and expenses may not be used to estimate the actualending account balance or expenses you paid for the period. You may use this information tocompare the ongoing costs of investing in the fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reportsof the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class I	$1,000.00	$1,004.83	$1.01
Class AD	$1,000.00	$1,004.57	$1.26
Class IN	$1,000.00	$1,004.32	$1.52
Class IS	$1,000.00	$1,003.56	$2.27
Class P	$1,000.00	$1,002.30	$3.53
Class RV	$1,000.00	$1,001.54	$4.29
Class RC	$1,000.00	$1,000.82	$4.99
Hypothetical
(5% return
before expenses)
Class AD	$1,000.00	$1,023.95	$1.28
Class I	$1,000.00	$1,024.20	$1.02
Class IN	$1,000.00	$1,023.69	$1.53
Class IS	$1,000.00	$1,022.94	$2.29
Class P	$1,000.00	$1,021.68	$3.57
Class RC	$1,000.00	$1,020.21	$5.04
Class RV	$1,000.00	$1,020.92	$4.33

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.20% for Class I, 0.25% for Class AD, 0.30% for Class IN, 0.45% for Class IS, 0.70% for Class P, 0.85% for Class RV and 0.99% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS I	(unaudited)	2004[1]	2003	2002	2001	2000[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.009	0.015	0.032	0.060	0.049

Distributions to shareholders from
Net investment income	(0.005)	(0.009)	(0.015)	(0.032)	(0.060)	(0.049)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.48%	0.90%	1.56%	3.21%	6.19%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,201,872	$2,186,186	$2,222,210	$2,439,209	$1,784,059	$1,685,986
Ratios to average net assets
Expenses[2]	0.20% [3]	0.20%	0.20%	0.23%	0.19%	0.18%
Net investment income	0.97% [3]	0.89%	1.56%	3.12%	6.01%	4.92%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS AD	(unaudited)	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.008	0.015	0.023

Distributions to shareholders from
Net investment income	(0.005)	(0.008)	(0.015)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.46%	0.85%	1.50%	2.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,721	$52,002	$14,068	$4,771
Ratios to average net assets
Expenses[3]	0.25% [4]	0.25%	0.25%	0.28% [4]
Net investment income	0.90% [4]	0.84%	1.37%	3.07% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS IN	(unaudited)	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.004)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.43%	0.80%	1.45%	2.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$244,760	$259,651	$158,831	$1,242
Ratios to average net assets
Expenses[3]	0.30% [4]	0.30%	0.30%	0.34% [4]
Net investment income	0.85% [4]	0.77%	1.40%	3.02% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS IS	(unaudited)	2004[1]	2003	2002	2001	2000[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.006	0.013	0.029	0.058	0.047

Distributions to shareholders from
Net investment income	(0.004)	(0.006)	(0.013)	(0.029)	(0.058)	(0.047)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.36%	0.65%	1.30%	2.95%	5.93%	4.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,622,726	$1,992,881	$2,362,269	$1,885,874	$1,550,308	$1,506,949
Ratios to average net assets
Expenses[2]	0.45% [3]	0.45%	0.45%	0.48%	0.44%	0.43%
Net investment income	0.72% [3]	0.65%	1.26%	2.85%	5.77%	4.67%

1 Year ended February 29.
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS P	(unaudited)	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.004	0.010	0.019

Distributions to shareholders from
Net investment income	(0.002)	(0.004)	(0.010)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.23%	0.40%	1.05%	1.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$206,758	$367,155	$350,527	$264,724
Ratios to average net assets
Expenses[3]	0.70% [4]	0.70%	0.70%	0.73% [4]
Net investment income	0.45% [4]	0.40%	1.03%	1.54% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS RV	(unaudited)	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.002	0.009	0.018

Distributions to shareholders from
Net investment income	(0.002)	(0.002)	(0.009)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.15%	0.25%	0.90%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,938	$112,662	$156,877	$90,601
Ratios to average net assets
Expenses[3]	0.85% [4]	0.85%	0.85%	0.88% [4]
Net investment income	0.28% [4]	0.26%	0.89%	1.70% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2004
CLASS RC	(unaudited)	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.001	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.001)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.08%	0.12%	0.75%	1.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,902	$31,448	$39,496	$42,274
Ratios to average net assets
Expenses[3]	0.99% [4]	0.99%	1.00%	1.03% [4]
Net investment income	0.19% [4]	0.13%	0.70%	1.50% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2004 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 18.4%
U.S. Treasury Notes:
1.13%, 6/30/2005	$150,000,000	$148,994,931
1.25%, 5/31/2005	150,000,000	149,491,804
1.50%, 7/31/2005	65,000,000	64,697,167
1.63%, 3/31/2005	50,000,000	50,077,843
1.63%, 4/30/2005	50,000,000	50,086,481
1.75%, 12/31/2004	150,000,000	150,132,823
2.00%, 8/31/2005	50,000,000	49,988,503
2.13%, 10/31/2004	100,000,000	100,144,788
6.50%, 5/15/2005	100,000,000	103,398,024
6.50%, 8/15/2005	75,000,000	78,076,066
6.75%, 5/15/2005	50,000,000	51,812,183

Total U.S. Treasury Obligations (cost $996,900,613)		996,900,613

REPURCHASE AGREEMENTS* 81.6%
ABN Amro, Inc., Avg. rate of 1.50%, dated 8/30/2004, maturing 9/7/2004,
maturity value $200,066,667 (1) **	200,000,000	200,000,000
Bank of America, Avg. rate of 1.47%, dated 8/30/2004, maturing 9/7/2004,
maturity value $200,065,167 (2) **	200,000,000	200,000,000
Barclays DeZeote Wedd Securities, 1.54%, dated 8/31/2004, maturing 9/1/2004,
maturity value $300,038,500 (3)	300,000,000	300,000,000
Credit Suisse First Boston Corp.:
Avg. rate of 1.51%, dated 8/30/2004, maturing 9/7/2004, maturity
value $125,041,910 (4) **	125,000,000	125,000,000
Avg. rate of 1.51%, dated 8/30/2004, maturing 9/7/2004, maturity
value $75,025,146 (5) **	75,000,000	75,000,000
Deutsche Bank Securities, Inc.:
1.55%, dated 8/31/2004, maturing 9/1/2004, maturity value $70,009,042 (6)	70,000,000	70,000,000
Avg. rate of 1.52%, dated 8/30/2004, maturing 9/7/2004, maturity
value $220,074,494 (7) **	220,000,000	220,000,000
Greenwich Capital Markets, Avg. rate of 1.50%, dated 8/30/2004, maturing
9/7/2004, maturity value $200,066,722 (8) **	200,000,000	200,000,000
JPMorgan Chase & Co.:
1.45%, dated 8/31/2004, maturing 9/1/2004, maturity value $100,012,083 (9)	100,000,000	100,000,000
Avg. rate of 1.48%, dated 8/30/2004, maturing 9/7/2004, maturity value
$200,065,889 (10) **	200,000,000	200,000,000
Lehman Brothers, Inc., Avg. rate of 1.49%, dated 8/30/2004, maturing
9/7/2004, maturity value $200,066,389 (11) **	200,000,000	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.53%, dated 8/31/2004,
maturing 9/1/2004, maturity value $200,038,250 (12)	200,000,000	200,000,000
Morgan Stanley & Co.:
1.48%, dated 8/31/2004, maturing 9/1/2004, maturity value
$375,036,750 (13)	375,000,000	375,000,000
Avg. rate of 1.50%, dated 8/30/2004, maturing 9/7/2004, maturity value
$200,066,667 (13) **	200,000,000	200,000,000
RBC Dain Rauscher, Avg. rate of 1.49%, dated 8/30/2004, maturing 9/7/2004,
maturity value $200,066,278 (14) **	200,000,000	200,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENTS* continued
Salomon Smith Barney, Inc.:
Avg. rate of 1.49%, dated 8/30/2004, maturing 9/7/2004, maturity
value $235,077,811 (15) **	$235,000,000	$235,000,000
Avg. rate of 1.52%, dated 8/30/2004, maturing 9/7/2004, maturity
value $235,079,313 (16) **	235,000,000	235,000,000
State Street Corp., 1.49%, dated 8/31/2004, maturing 9/1/2004, maturity
value $84,027,706 (17)	83,990,456	83,990,456
Warburg Dillon Reed LLC:
1.50%, dated 8/31/2004, maturing 9/1/2004, maturity value
$100,037,500 (18)	100,000,000	100,000,000
1.55%, dated 8/31/2004, maturing 9/1/2004, maturity value
$300,038,750 (19)	300,000,000	300,000,000
1.58%, dated 8/31/2004, maturing 9/1/2004, maturity value
$400,039,500 (20)	400,000,000	400,000,000
WestDeutsche LandesBank, Avg. rate of 1.50%, dated 8/30/2004, maturing
9/7/2004, maturity value $200,078,138 (21) **	200,000,000	200,000,000

Total Repurchase Agreements (cost $4,418,990,456)		4,418,990,456

Total Investments (cost $5,415,891,069) 100.0%		5,415,891,069
Other Assets and Liabilities 0.0%		1,785,796

Net Assets 100.0%		$5,417,676,865

*	Collateralized by:
	(1)	$64,910,000 U.S. Treasury Notes, 1.50% to 4.375%, 7/31/2005 to 5/15/2007, value including accrued interest is
$68,320,186; $92,958,000 U.S. Treasury Bonds, 6.125% to 7.50%, 11/15/2016 to 8/15/2029, value including accrued interest is $113,835,469; $48,007,000 U.S. Treasury STRIPS, 0.00%, 2/15/2020, value is $21,844,625.
	(2)	$121,089,000 U.S. Treasury Notes, 2.75% to 4.25%, 6/30/2006 to 11/15/2013, value including accrued interest is
$123,330,172; $55,025,000 U.S. Treasury Bond, 13.25%, 5/15/2014, value including accrued interest is
$80,670,825.
	(3)	$273,655,000 U.S. Treasury Notes, 1.625% to 3.125%, 1/31/2005 to 9/15/2008, value including accrued interest is $276,431,923; $29,743,000 U.S. Treasury Bill, 0.00%, 1/6/2005, value is $29,568,111.
	(4)	$129,580,000 U.S. Treasury Note, 2.625%, 3/15/2009, value including accrued interest is $127,502,198.
	(5)	$77,438,000 U.S. Treasury Notes, 2.625 to 3.00%, 2/15/2009 to 3/15/2009, value including accrued interest is
$76,503,076.
	(6)	$46,349,000 U.S. Treasury Bond, 3.875%, 4/15/2029, value including accrued interest is $70,659,582.
	(7)	$290,809,404 GNMA, 5.00% to 5.50%, 11/15/2032 to 2/15/2034, value including accrued interest is
$225,140,518.
	(8)	$204,370,000 U.S. Treasury Note, 2.375%, 8/31/2006, value including accrued interest is $204,002,134.
	(9)	Cash in the amount of $100,005,000 has been segregated by JPMorgan Chase & Co., the tri-party custodian, as collateral for the repurchase agreement.
	(10)	$325,165,000 U.S. Treasury STRIPS, 0.00%, 11/15/2004 to 5/15/2030, value is $204,000,639.
	(11)	$330,912,281 U.S. Treasury STRIPS, 0.00%, 11/15/2004 to 11/15/2026, value is $204,001,191.
	(12)	$204,635,000 U.S. Treasury Note, 2.25%, 2/31/2007, value including accrued interest is $204,003,951.
	(13)	$435,113,000 U.S. Treasury Bonds, 7.25% to 9.25%, 2/15/2016 to 11/15/2016, value including accrued interest is $586,500,969. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(14)	$125,199,000 U.S. Treasury Notes, 2.375% to 4.75%, 7/31/2006 to 5/15/2014, value including accrued interest is
$127,179,028; $57,903,000 U.S. Treasury Bonds, 5.375% to 8.125%, 8/15/2019 to 2/15/2031, value including accrued interest is $76,824,257.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	(15)	$243,452,262 GNMA, 5.00%, 11/15/2033 to 3/20/2034, value including accrued interest is $239,700,000.
	(16)	$215,675,000 U.S. Treasury Note, 5.50%, 5/15/2009, value including accrued interest is $239,746,768.
	(17)	$70,590,000 U.S. Treasury Notes, 5.25% to 7.50%, 11/15/2016 to 11/15/2028, value including accrued interest is
$85,686,373.
	(18)	$333,010,000 U.S. Treasury STRIPS, 0.00%, 11/15/2026, value is $102,000,958.
	(19)	$984,808,393 U.S. Treasury STRIPS, 0.00%, 11/15/2021 to 11/15/2026, value is $306,000,462.
	(20)	$614,194,744 GNMA, 0.00% to 9.50%, 8/15/2005 to 8/15/2043, value including accrued interest is
$408,003,207.
	(21)	$134,454,000 U.S. Treasury Bonds, 6.875% to 11.25%, 2/15/2015 to 8/15/2025, value including accrued interest is $204,001,358.

**	Variable rate repurchase agreement where the rate resets daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

The following shows the percent of total investments by credit quality as of August 31, 2004:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2004:

2-7 days	81.5%
61-120 days	1.9%
121-240 days	3.7%
241+ days	12.9%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004 (unaudited)

Assets
Investments in securities	$996,900,613
Investments in repurchase agreements	4,418,990,456

Investments at amortized cost	5,415,891,069
Cash	500,001
Interest receivable	6,224,859
Prepaid expenses and other assets	277,020

Total assets	5,422,892,949

Liabilities
Dividends payable	4,707,708
Payable for Fund shares redeemed	16,885
Advisory fee payable	16,326
Distribution Plan expenses payable	23,640
Due to other related parties	9,287
Accrued expenses and other liabilities	442,238

Total liabilities	5,216,084

Net assets	$5,417,676,865

Net assets represented by
Paid-in capital	$5,417,482,743
Undistributed net investment income	196,194
Accumulated net realized losses on securities	(2,072)

Total net assets	$5,417,676,865

Net assets consists of
Class I	$2,201,871,964
Class AD	35,721,074
Class IN	244,760,330
Class IS	2,622,725,612
Class P	206,758,327
Class RV	46,937,735
Class RC	58,901,823

Total net assets	$5,417,676,865

Shares outstanding
Class I	2,201,813,972
Class AD	35,719,930
Class IN	244,747,099
Class IS	2,622,629,967
Class P	206,738,398
Class RV	46,933,700
Class RC	58,899,311

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2004 (unaudited)

Investment income
Interest	$31,732,318

Expenses
Advisory fee	2,997,016
Distribution Plan expenses
Class AD	8,488
Class IN	133,989
Class IS	2,954,550
Class P	610,027
Class RV	253,970
Class RC	147,518
Administrative services fee	1,634,736
Transfer agent fees	20,330
Trustees' fees and expenses	56,297
Printing and postage expenses	19,883
Custodian and accounting fees	583,086
Registration and filing fees	47,636
Professional fees	22,391
Other	76,919

Total expenses	9,566,836
Less: Expense reductions	(9,174)
Expense reimbursements	(1,292)

Net expenses	9,556,370

Net investment income	22,175,948

Net increase in net assets resulting from operations	$22,175,948

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2004		Year Ended
	(unaudited)		February 29, 2004

Operations
Net investment income		$ 22,175,948		$ 40,917,688

Distributions to
shareholders from
Net investment income
Class I		(11,661,432)		(22,387,078)
Class AD		(151,379)		(249,918)
Class IN		(1,128,687)		(2,261,473)
Class IS		(8,442,450)		(14,307,734)
Class P		(543,718)		(1,287,838)
Class RV		(108,866)		(297,645)
Class RC		(34,246)		(48,917)

Total distributions to shareholders		(22,070,778)		(40,840,603)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	9,996,836,023	9,996,836,023	24,142,622,617	24,142,622,617
Class AD	144,938,867	144,938,867	276,756,735	276,756,735
Class IN	603,336,726	603,336,726	1,695,572,917	1,695,572,917
Class IS	4,736,579,589	4,736,579,589	7,898,361,767	7,898,361,767
Class P	227,129,753	227,129,753	790,027,913	790,027,913
Class RV	69,322,237	69,322,237	223,371,522	223,371,522
Class RC	117,756,572	117,756,572	227,236,159	227,236,159

		15,895,899,767		35,253,949,630

Net asset value of shares issued
in reinvestment of distributions
Class I	648,198	648,198	1,012,388	1,012,388
Class AD	3	3	9	9
Class IN	6,169	6,169	1,187	1,187
Class IS	1,201,700	1,201,700	2,226,290	2,226,290
Class P	6,989	6,989	43,553	43,553
Class RC	2,532	2,532	0	0

		1,865,591		3,283,427

Payment for shares redeemed
Class I	(9,981,846,250)	(9,981,846,250)	(24,179,686,433)	(24,179,686,433)
Class AD	(161,219,945)	(161,219,945)	(238,823,949)	(238,823,949)
Class IN	(618,239,009)	(618,239,009)	(1,594,758,387)	(1,594,758,387)
Class IS	(4,107,981,809)	(4,107,981,809)	(8,270,007,176)	(8,270,007,176)
Class P	(387,537,792)	(387,537,792)	(773,452,737)	(773,452,737)
Class RV	(135,047,807)	(135,047,807)	(267,590,754)	(267,590,754)
Class RC	(90,306,282)	(90,306,282)	(235,284,665)	(235,284,665)

		(15,482,178,894)		(35,559,604,101)

Net increase (decrease) in net assets
resulting from capital share
transactions		415,586,464		(302,371,044)

Total increase (decrease) in net assets		415,691,634		(302,293,959)
Net assets
Beginning of period		5,001,985,231		5,304,279,190

End of period		$ 5,417,676,865		$ 5,001,985,231

Undistributed net investment income		$ 196,194		$ 91,024

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on Sep-tember 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended August 31, 2004, EIMC reimbursed expenses relating to Class RC shares in the amount of $1,292.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2004, the Fund had $2,072 in capital loss carryovers for federal income tax purposes expiring in 2006.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff 's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567759 rv1 10/2004

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567759 rv1  10/2004

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen Institutional U.S. Government Money Market Fund, which covers the six-month period ended August 31, 2004.

The importance of proper asset allocation between stocks, bonds and cash cannot be overstated during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates at 45-year lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve as well as the use of floaters, in order to benefit from anticipated Federal Reserve (Fed) actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic

1

LETTER TO SHAREHOLDERS continued

growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.2 million new jobs in the first half of the year.

Another condition of economic recoveries, though, is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter, though, as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates.

Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.65% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability to their long-term investments.

2

LETTER TO SHAREHOLDERS continued

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGDXX

6-month return	0.49%	0.46%

Average annual return

1-year	0.93%	0.88%

Since portfolio inception	2.98%	2.95%

7-day annualized yield	1.33%	1.28%

30-day annualized yield	1.27%	1.22%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2004, there were 144 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RC or RV. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

					Lipper
					Institutional	Merrill
	Institutional				U.S.	Lynch
Investor	Service	Participant	Reserve	Resource	Government	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index**

EGNXX	EGSXX	EGPXX	EGVXX	EGOXX

0.44%	0.36%	0.23%	0.16%	0.09%	0.41%	0.56%

0.83%	0.68%	0.43%	0.28%	0.13%	0.77%	1.08%

2.91%	2.72%	2.63%	2.53%	2.43%	2.85%	3.13%

1.23%	1.08%	0.83%	0.68%	0.53%	N/A	N/A

1.17%	1.02%	0.77%	0.62%	0.47%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

**Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class I	$1,000.00	$1,004.87	$1.16
Class AD	$1,000.00	$1,004.62	$0.51
Class IN	$1,000.00	$1,004.37	$1.67
Class IS	$1,000.00	$1,003.61	$2.42
Class P	$1,000.00	$1,002.35	$3.68
Class RV	$1,000.00	$1,001.59	$4.44
Class RC	$1,000.00	$1,000.89	$5.14
Hypothetical
(5% return
before expenses)
Class I	$1,000.00	$1,024.05	$1.17
Class AD	$1,000.00	$1,024.70	$0.51
Class IN	$1,000.00	$1,023.54	$1.68
Class IS	$1,000.00	$1,022.79	$2.45
Class P	$1,000.00	$1,021.53	$3.72
Class RV	$1,000.00	$1,020.77	$4.48
Class RC	$1,000.00	$1,020.06	$5.19

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.10% for Class AD, 0.33% for Class IN, 0.48% for Class IS, 0.73% for Class P, 0.88% for Class RV and 1.02% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS I		2004 [1]	2003	2002	2001	2000 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.009	0.015	0.032	0.061	0.022

Distributions to shareholders from
Net investment income	(0.005)	(0.009)	(0.015)	(0.032)	(0.061)	(0.022)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.49%	0.94%	1.52%	3.26%	6.30%	2.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$702,863	$864,852	$719,820	$618,793	$391,051	$138,156
Ratios to average net assets
Expenses [3]	0.23% [4]	0.22%	0.21%	0.20%	0.20%	0.20% [4]
Net investment income	0.97% [4]	0.92%	1.53%	3.04%	6.13%	5.47% [4]

1 Year ended February 29.
2 For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS AD		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.009	0.015	0.024

Distributions to shareholders from
Net investment income	(0.005)	(0.009)	(0.015)	(0.024)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.46%	0.89%	1.47%	2.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1	$ 1
Ratios to average net assets
Expenses [3]	0.10% [4]	0.11%	0.10%	0.25% [4]
Net investment income	1.15% [4]	0.96%	1.63%	2.96% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS IN		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.004)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.44%	0.84%	1.42%	2.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,702	$9,622	$11,316	$ 1
Ratios to average net assets
Expenses [3]	0.33% [4]	0.31%	0.32%	0.30% [4]
Net investment income	0.85% [4]	0.80%	1.13%	2.90% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS IS		2004 [1]	2003	2002	2001	2000 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.007	0.013	0.030	0.059	0.021

Distributions to shareholders from
Net investment income	(0.004)	(0.007)	(0.013)	(0.030)	(0.059)	(0.021)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.36%	0.69%	1.26%	3.00%	6.04%	2.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$221,666	$172,304	$239,264	$207,397	$127,569	$ 8
Ratios to average net assets
Expenses [3]	0.48% [4]	0.47%	0.46%	0.45%	0.45%	0.48% [4]
Net investment income	0.74% [4]	0.67%	1.28%	2.94%	5.91%	4.59% [4]

1 Year ended February 29.
2 For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS P		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.004	0.010	0.020

Distributions to shareholders from
Net investment income	(0.002)	(0.004)	(0.010)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.23%	0.44%	1.01%	2.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$285,740	$298,590	$298,567	$178,457
Ratios to average net assets
Expenses [3]	0.73% [4]	0.72%	0.71%	0.70% [4]
Net investment income	0.46% [4]	0.42%	0.97%	1.66% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS RV		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.003	0.009	0.019

Distributions to shareholders from
Net investment income	(0.002)	(0.003)	(0.009)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.16%	0.28%	0.86%	1.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 684	$ 754	$2,342	$11,240
Ratios to average net assets
Expenses [3]	0.88% [4]	0.87%	0.86%	0.85% [4]
Net investment income	0.28% [4]	0.29%	0.91%	2.18% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,

CLASS RC		2004 [1]	2003	2002 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.001	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.001)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.09%	0.13%	0.71%	1.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 856	$ 718	$11,242	$6,260
Ratios to average net assets
Expenses [3]	1.02% [4]	1.02%	1.02%	1.00% [4]
Net investment income	0.16% [4]	0.23%	0.70%	1.87% [4]

1 Year ended February 29.
2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2004 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 83.3%
FAMC:
0.00%, 9/10/2004 (n)	$ 25,000,000	$ 24,990,688
0.00%, 9/22/2004 (n)	15,000,000	14,987,750
0.00%, 9/28/2004 (n)	18,000,000	17,980,830
0.00%, 10/7/2004 (n)	25,000,000	24,961,500
FFCB:
1.375%, 9/3/2004	10,000,000	9,999,908
1.48%, 9/1/2004	100,000,000	100,000,000
FHLB:
0.00%, 9/15/2004 (n)	45,000,000	44,973,750
0.00%, 9/22/2004 (n)	45,000,000	44,960,625
0.00%, 9/24/2004 (n)	25,000,000	24,975,882
1.44%, 9/15/2004	50,000,000	49,995,972
1.45%, 10/7/2004	50,000,000	49,997,731
1.48%, 9/17/2004	50,000,000	49,999,031
1.51%, 2/2/2005	15,000,000	15,000,000
1.55%, 5/6/2005	25,000,000	25,000,000
1.58%, 5/10/2005	15,000,000	15,000,000
1.625%, 6/15/2005	6,235,000	6,214,559
1.625%, 6/17/2005	11,000,000	10,939,782
1.92%, 11/11/2004	25,000,000	25,000,000
2.00%, 6/7/2005	2,900,000	2,897,965
2.04%, 6/14/2005	10,000,000	10,000,000
2.25%, 6/23/2005	2,950,000	2,953,755
FHLMC:
0.00%, 9/14/2004 (n)	35,000,000	34,982,811
0.00%, 11/30/2004 (n)	25,000,000	24,893,125
0.00%, 12/14/2004 (n)	25,000,000	24,873,611
1.90%, 10/28/2004	25,000,000	25,000,000
2.17%, 10/19/2004	15,000,000	15,000,000
FNMA:
0.00%, 9/8/2004 (n)	25,000,000	24,992,806
0.00%, 9/21/2004 (n)	25,000,000	24,979,028
0.00%, 10/1/2004 (n)	35,000,000	34,955,375
0.00%, 10/1/2004 (n)	35,000,000	34,954,792
0.00%, 10/1/2004 (n)	17,000,000	16,978,042
0.00%, 10/13/2004 (n)	25,000,000	24,956,833
1.50%, 10/21/2004	50,000,000	49,963,364
1.52%, 9/29/2004	50,000,000	49,976,305
1.55%, 9/28/2004	30,000,000	30,000,000
1.92%, 9/15/2004	15,000,000	15,000,000
2.32%, 9/12/2005	15,000,000	15,000,000

Total U.S. Government & Agency Obligations (cost $1,017,335,820)		1,017,335,820

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENTS* 16.7%
Deutsche Bank, 1.56%, dated 8/31/2004, maturing 9/1/2004, maturity value
$110,004,767, (1)	$110,000,000	$ 110,000,000
State Street Corp., 1.49%, dated 8/31/2004, maturing 9/1/2004, maturity value
$93,837,767, (2)	93,833,883	93,833,883

Total Repurchase Agreements (cost $203,833,883)		203,833,883

Total Investments (cost $1,221,169,703) 100.0%		1,221,169,703
Other Assets and Liabilities 0.0%		342,793

Net Assets 100.0%		$ 1,221,512,496

*	Collateralized by:
(1) $55,475,000 FHLB, 0.00% to 4.50%, 3/12/2007 to 9/16/2013, value including accrued interest is $56,228,460;
$49,672,000 FNMA, 6.375%, 6/15/2009, value including accrued interest is $55,975,294.
(2) $89,239,000 U.S. Treasury Bonds, 5.25% to 7.50%, 11/15/2016 to 11/15/2028, value including accrued interest is
$95,731,904.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

The following shows the percent of total investments by credit quality as of August 31, 2004:

Tier 1	100.0%

The following table shows the percent of total investments by maturity as of August 31, 2004:

1 day	24.9%
2-7 days	0.8%
8-60 days	59.8%
61-120 days	6.1%
121-240 days	1.2%
241+ days	7.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004 (unaudited)

Assets
Investments in securities	$1,017,335,820
Investments in repurchase agreements	203,833,883

Investments at amortized cost	1,221,169,703
Interest receivable	1,286,995
Prepaid expenses and other assets	171,630

Total assets	1,222,628,328

Liabilities
Dividends payable	1,026,131
Advisory fee payable	4,015
Distribution Plan expenses payable	5,490
Due to other related parties	2,369
Accrued expenses and other liabilities	77,827

Total liabilities	1,115,832

Net assets	$1,221,512,496

Net assets represented by
Paid-in capital	$1,221,407,806
Undistributed net investment income	189,977
Accumulated net realized losses on securities	(85,287)

Total net assets	$1,221,512,496

Net assets consists of
Class I	$702,862,793
Class AD	1,055
Class IN	9,702,404
Class IS	221,666,464
Class P	285,739,687
Class RV	684,279
Class RC	855,814

Total net assets	$1,221,512,496

Shares outstanding
Class I	702,786,853
Class AD	1,053
Class IN	9,703,121
Class IS	221,643,274
Class P	285,736,153
Class RV	682,678
Class RC	855,933

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2004 (unaudited)

Investment income
Interest	$7,379,155

Expenses
Advisory fee	737,646
Distribution Plan expenses
Class IN	4,065
Class IS	209,677
Class P	675,375
Class RV	3,516
Class RC	4,261
Administrative services fee	368,823
Transfer agent fees	1,790
Trustees' fees and expenses	13,858
Printing and postage expenses	25,254
Custodian and accounting fees	131,009
Registration and filing fees	75,074
Professional fees	13,450
Other	48,985

Total expenses	2,312,783
Less: Expense reductions	(2,069)
Expense reimbursements	(57)

Net expenses	2,310,657

Net investment income	5,068,498

Net realized losses on securities	(85,287)

Net increase in net assets resulting from operations	$4,983,211

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	August31, 2004		Year Ended
	(unaudited)		February 29,2004

Operations
Net investment income		$5,068,498		$9,203,471
Net realized gains or losses on
securities		(85,287)		23,911

Net increase in net assets resulting
from operations		4,983,211		9,227,382

Distributions to
shareholders from
Net investment income
Class I		(3,760,352)		(6,708,866)
Class AD		(5)		(13)
Class IN		(34,250)		(97,467)
Class IS		(614,082)		(1,056,670)
Class P		(610,463)		(1,475,210)
Class RV		(1,481)		(6,219)
Class RC		(799)		(14,135)

Total distributions to shareholders		(5,021,432)		(9,358,580)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	4,333,618,904	4,333,618,904	8,052,023,559	8,052,023,559
Class IN	4,371,268	4,371,268	16,263,971	16,263,971
Class IS	878,765,094	878,765,094	1,134,267,928	1,134,267,928
Class P	205,385,108	205,385,108	438,201,578	438,201,578
Class RV	5,570,518	5,570,518	10,915,834	10,915,834
Class RC	1,349,257	1,349,257	20,417,273	20,417,273

		5,429,060,149		9,672,090,143

Net asset value of shares issued in
reinvestment of distributions
Class I	186,001	186,001	270,423	270,423
Class AD	5	5	9	9
Class IN	9,901	9,901	12,159	12,159
Class IS	42,291	42,291	88,881	88,881
Class P	0	0	88	88
Class RV	5	5	5	5

		238,203		371,565

Payment for shares redeemed
Class I	(4,495,770,473)	(4,495,770,473)	(7,907,192,987)	(7,907,192,987)
Class IN	(4,301,049)	(4,301,049)	(17,967,576)	(17,967,576)
Class IS	(829,438,871)	(829,438,871)	(1,201,302,085)	(1,201,302,085)
Class P	(218,227,469)	(218,227,469)	(438,137,919)	(438,137,919)
Class RV	(5,640,093)	(5,640,093)	(12,503,956)	(12,503,956)
Class RC	(1,211,456)	(1,211,456)	(30,936,361)	(30,936,361)

		(5,554,589,411)		(9,608,040,884)

Net increase (decrease) in net assets
resulting from capital share
transactions		(125,291,059)		64,420,824

Total increase (decrease) in net assets		(125,329,280)		64,289,626
Net assets
Beginning of period		1,346,841,776		1,282,552,150

End of period		$1,221,512,496		$1,346,841,776

Undistributed net investment income		$189,977		$142,911

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional U.S Government Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended August 31, 2004, EIMC reimbursed expenses relating to Class RC shares in the amount of $57.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2004, the Fund had no borrowings under this agreement.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567760 rv1 10/2004

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Semiannual Report
as of August 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Prime Cash Management Money Market Fund, which covers the six-month period ended August 31, 2004.

The importance of proper asset allocation between stocks, bonds and cash cannot be overstated during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and as a form of liquidity during buying opportunities. With interest rates at 45-year lows, however, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve as well as the use of floaters, in order to benefit from anticipated Federal Reserve (Fed) actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. First quarter Gross Domestic Product (GDP) grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing the trend for sustainable economic

1

LETTER TO SHAREHOLDERS continued

growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.2 million new jobs in the first half of the year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter, though, as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.65% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

In this environment, we continue to advise our clients to adhere to diversification strategies, including money market funds, in order to further provide stability to their long-term investments.

2

LETTER TO SHAREHOLDERS continued

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	12/2/1993	6/13/2003

Nasdaq symbol	EPRXX	EADXX

6-month return	0.53%	0.50%

Average annual return

1-year	0.98%	0.93%

5-year	3.17%	3.15%

10-year	4.32%	4.31%

7-day annualized yield	1.39%	1.34%

30-day annualized yield	1.32%	1.27%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of August 31, 2004, there were 301 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RC or RV. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund's predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

						Merrill
	Institutional				Lipper	Lynch
Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	Median	Bill Index**

ESNXX	ESSXX	ERPXX	ERVXX	ERCXX

0.48%	0.40%	0.27%	0.20%	0.12%	0.41%	0.56%

0.88%	0.73%	0.47%	0.32%	0.17%	0.76%	1.08%

3.14%	3.11%	3.04%	3.00%	2.97%	2.94%	3.17%

4.31%	4.29%	4.26%	4.24%	4.22%	4.14%	4.26%

1.29%	1.14%	0.89%	0.74%	0.59%	N/A	N/A

1.22%	1.07%	0.82%	0.67%	0.52%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

**Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class I	$1,000.00	$1,005.26	$1.21
Class AD	$1,000.00	$1,005.01	$1.42
Class IN	$1,000.00	$1,004.75	$1.72
Class IS	$1,000.00	$1,003.99	$2.48
Class P	$1,000.00	$1,002.73	$3.74
Class RV	$1,000.00	$1,001.97	$4.49
Class RC	$1,000.00	$1,001.21	$5.25
Hypothetical
(5% return
before expenses)
Class I	$1,000.00	$1,024.00	$1.22
Class AD	$1,000.00	$1,023.79	$1.43
Class IN	$1,000.00	$1,023.49	$1.73
Class IS	$1,000.00	$1,022.74	$2.50
Class P	$1,000.00	$1,021.48	$3.77
Class RV	$1,000.00	$1,020.72	$4.53
Class RC	$1,000.00	$1,019.96	$5.30

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.24% for Class I, 0.28% for Class AD, 0.34% for Class IN, 0.49% for Class IS, 0.74% for Class P, 0.89% for Class RV and 1.04% for Class RC), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2004 (unaudited)
		Year Ended February 28,		Year Ended November 30,

CLASS I		2004 [1]	2003 [2]	2002 [3]	2001 [3]	2000 [3]	1999 [3]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.010	0.003	0.018	0.045	0.062	0.049

Distributions to shareholders from
Net investment income	(0.005)	(0.010)	(0.003)	(0.018)	(0.045)	(0.062)	(0.049)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.53%	1.00%	0.34%	1.83%	4.58%	6.35%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,411,491	$1,435,550	$1,763,107	$1,716,949	$2,301,135	$1,752,274	$1,710,005
Ratios to average net assets
Expenses [4]	0.24% [5]	0.22%	0.18% [5]	0.18%	0.18%	0.18%	0.18%
Net investment income	1.05% [5]	1.00%	1.37% [5]	1.80%	4.49%	6.17%	4.93%

1 Year ended February 29.

2 For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

3 Effective at the close of business on June 7, 2002, Evergreen Prime Cash Management Money Market Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2004	Year Ended
CLASS AD	(unaudited)	February 29, 2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.006

Distributions to shareholders from
Net investment income	(0.005)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.50%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 4	$ 6
Ratios to average net assets
Expenses [2]	0.28% [3]	0.07% [3]
Net investment income	0.98% [3]	0.22% [3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2004	Year Ended
CLASS IN	(unaudited)	February 29, 2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.006

Distributions to shareholders from
Net investment income	(0.005)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.48%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,836	$42,113
Ratios to average net assets
Expenses [2]	0.34% [3]	0.33% [3]
Net investment income	0.96% [3]	0.81% [3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2004	Year Ended
CLASS IS	(unaudited)	February 29, 2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.004	0.005

Distributions to shareholders from
Net investment income	(0.004)	(0.005)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.40%	0.47%

Ratios and supplemental data

Net assets, end of period (thousands)	$71,662	$115,373
Ratios to average net assets
Expenses [2]	0.49% [3]	0.49% [3]
Net investment income	0.80% [3]	0.67% [3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2004	Year Ended
CLASS P	(unaudited)	February 29, 2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.003	0.003

Distributions to shareholders from
Net investment income	(0.003)	(0.003)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.27%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,342	$34,032
Ratios to average net assets
Expenses [2]	0.74% [3]	0.74% [3]
Net investment income	0.53% [3]	0.42% [3]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2004	Year Ended
CLASS RV	(unaudited)	February 29, 2004 [1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.002	0.002

Distributions to shareholders from
Net investment income	(0.002)	(0.002)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.20%	0.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,601	$5,062
Ratios to average net assets
Expenses [2]	0.89% [3]	0.88% [3]
Net investment income	0.41% [3]	0.27% [3]

1 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
	August 31, 2004	Year Ended
CLASS RC	(unaudited) [1]	February 29, 2004 [2]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.001	0.001

Distributions to shareholders from
Net investment income	(0.001)	(0.001)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.12%	0.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 498	$2,587
Ratios to average net assets
Expenses [3]	1.04% [4]	1.04% [4]
Net investment income	0.16% [4]	0.22% [4]

1 Net investment income per share is based on average shares outstanding during the period.

2 For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

August 31, 2004 (unaudited)

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 3.8%
Deutsche Bank AG:
1.53%, 5/6/2005	$ 15,000,000	$15,000,000
2.26%, 7/6/2005	15,000,000	15,000,000
National Bank of Commerce, 1.49%, 9/3/2004	30,000,000	30,000,000

Total Certificates of Deposit (cost $60,000,000)		60,000,000

COMMERCIAL PAPER 54.2%
Asset-Backed 54.2%
Alpine Securitization Corp., 1.53%, 9/14/2004	30,000,000	29,983,425
Aspen Funding Corp., 1.53%, 9/21/2004	25,000,000	24,978,750
Atlantis One Funding Corp., 1.50%, 10/13/2004	25,000,000	24,956,250
Barton Capital Corp., 1.52%, 9/9/2004	40,000,000	39,986,489
Bavaria Universal Funding Corp., 1.60%, 9/28/2004	30,000,000	29,964,000
Blue Heron Funding, Ltd., FRN, 1.645%, 9/27/2004 144A	45,000,000	45,000,000
Compass Securitization, 1.61%, 10/19/2004	25,000,000	24,946,333
Crown Point Capital Co., 1.53%, 10/12/2004	25,000,000	24,956,437
Descartes Funding, 1.60%, 9/15/2004	40,000,000	40,000,000
Edison Asset Securitization LLC, 1.70%, 12/1/2004	18,875,000	18,793,890
Eiffel Funding LLC:
1.36%, 9/8/2004	30,000,000	29,992,067
1.53%, 9/23/2004	15,000,000	14,985,975
Gemini Securitization Corp.:
1.52%, 9/1/2004	25,000,000	25,000,000
1.54%, 9/10/2004	19,000,000	18,992,685
1.54%, 9/24/2004	16,500,000	16,483,766
Giro Multi Funding Corp., 1.52%, 9/9/2004	37,789,000	37,776,236
Greyhawk Funding Corp.:
1.55%, 9/27/2004	30,000,000	29,966,417
1.61%, 10/26/2004	20,000,000	19,950,805
High Peak Funding, 1.56%, 9/13/2004	28,287,000	28,272,291
Newport Funding Corp., 1.49%, 9/1/2004	35,000,000	35,000,000
Scaldis Capital, Ltd.:
1.53%, 9/15/2004	25,000,000	24,985,125
1.60%, 10/26/2004	11,000,000	10,973,111
Surrey Funding Corp.:
1.57%, 9/27/2004	20,000,000	19,977,322
1.57%, 9/29/2004	20,000,000	19,975,578
Three Crowns Funding Corp., 1.45%, 9/7/2004	15,000,000	14,996,375
Three Pillars Funding Corp., 1.56%, 9/24/2004	11,336,000	11,324,702
Thunder Bay Funding, Inc., 1.60%, 10/5/2004	40,000,000	39,939,555
Ticonderoga & Ticonder:
1.57%, 9/27/2004	25,230,000	25,201,392
1.58%, 9/27/2004	20,000,000	19,977,178
Triple A One Funding Corp., 1.49%, 9/2/2004	20,334,000	20,333,158
Windmill Funding Corp., 1.56%, 9/27/2004	47,900,000	47,846,033
Yorktown Capital LLC, 1.58%, 10/12/2004	30,000,000	29,946,017

Total Commercial Paper (cost $845,461,362)		845,461,362

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 18.0%
Capital Markets 5.4%
Bear Stearns Co., Inc.:
2.31%, 11/30/2004	$ 2,100,000	$2,102,914
FRN, 1.94%, 9/21/2004	20,600,000	20,604,367
BP Capital Markets plc, FRN, 1.44%, 9/15/2004	25,000,000	24,999,405
Lehman Brothers Holdings, Inc., FRN, 1.57%, 9/20/2004	30,000,000	30,000,000
Morgan Stanley, FRN, 1.72%, 9/15/2004	6,700,000	6,699,863

		84,406,549

Commercial Banks 0.8%
Barnett Bank, Inc., 6.90%, 9/1/2005	11,390,000	11,910,479

Consumer Finance 7.3%
American Express Credit Corp., 1.75%, 9/27/2004	28,000,000	28,014,675
General Electric Capital Corp.:
8.85%, 4/1/2005	10,000,000	10,390,295
FRN, 1.68%, 9/17/2004	40,000,000	40,000,000
Northern Rock plc, FRN, 1.56%, 10/13/2004 144A	25,250,000	25,250,000
Sigma Finance, Inc., 1.58%, 5/6/2005	10,000,000	10,000,000

		113,654,970

Food & Staples Retailing 1.9%
McDonalds Corp., 4.55%, 3/7/2005 144A	30,000,000	30,474,538

Health Care Providers & Services 1.0%
AARP, 1.60%, 9/2/2004	15,000,000	15,000,000

Insurance 1.6%
Allstate Life Funding LLC, 1.69%, 9/30/2004	25,000,000	25,005,624

Total Corporate Bonds (cost $280,452,160)		280,452,160

FUNDING AGREEMENTS 4.2%
Transamerica Finance Corp., 1.69%, 9/1/2004	15,000,000	15,000,000
Transamerica Occidental, 1.68%, 9/1/2004 144A	50,000,000	50,000,000

Total Funding Agreements (cost $65,000,000)		65,000,000

MUNICIPAL OBLIGATIONS 3.2%
Education 1.0%
Western Michigan Univ. RB, Ser. B, 1.61%, VRDN	15,100,000	15,100,000

Industrial Development Revenue 1.1%
SF Tarns LLC, RB, 1.70%, VRDN	17,260,000	17,260,000

Port Authority 1.1%
Summit Cnty., OH Port Auth. RB, 1.63%, VRDN	17,125,000	17,125,000

Total Municipal Obligations (cost $49,485,000)		49,485,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.2%
FHLB:
1.51%, 2/2/2005	$ 24,000,000	$ 24,000,000
2.04%, 6/14/2005	15,000,000	15,000,000
2.22%, 8/9/2005	15,000,000	15,000,000
FRN, 1.92%, 11/11/2004	25,000,000	25,000,000
FHLMC:
1.52%, 12/24/2004	20,000,000	20,000,000
2.17%, 10/19/2004	35,000,000	35,000,000
FNMA:
1.96%, 10/20/2004	10,000,000	10,000,000
2.32%, 9/12/2005	15,000,000	15,000,000

Total U.S. Government & Agency Obligations (cost $159,000,000)		159,000,000

YANKEE OBLIGATIONS-CORPORATE 3.2%
Commercial Banks 3.2%
HBOS plc, FRN, 1.93%, 11/22/2004 (cost $50,000,000)	50,000,000	50,000,000

TIME DEPOSIT 3.0%
State Street Bank Euro Time Deposit, 1.51%, 9/1/2004 (cost $47,032,136)	47,032,136	47,032,136

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserves, 1.38%	1,081,915	1,081,915
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves	62,210	62,210

Total Mutual Fund Shares (cost $1,419,921)		1,419,921

Total Investments (cost $1,557,850,579) 99.9%		1,557,850,579
Other Assets and Liabilities 0.1%		1,582,320

Net Assets 100.0%		$ 1,559,432,899

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2004 (unaudited)

The followingtable shows the percent of total investments by maturity as of August 31, 2004:

1 day	11.1%
2-7 days	8.3%
8-60 days	62.8%
61-120 days	7.4%
121-240 days	4.2%
241+ days	6.2%

100.0%

The followingshows the percent of total investments by credit quality as of August 31, 2004:

Tier 1	100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004 (unaudited)

Assets
Investments at amortized cost	$1,557,850,579
Interest receivable	2,692,548
Prepaid expenses and other assets	286,174

Total assets	1,560,829,301

Liabilities
Dividends payable	1,288,944
Advisory fee payable	4,837
Distribution Plan expenses payable	991
Due to other related parties	3,456
Accrued expenses and other liabilities	98,174

Total liabilities	1,396,402

Net assets	$1,559,432,899

Net assets represented by
Paid-in capital	$1,559,503,011
Undistributed net investment income	14,923
Accumulated net realized losses on securities	(85,035)

Total net assets	$1,559,432,899

Net assets consists of
Class I	$1,411,490,510
Class AD	4,023
Class IN	51,835,968
Class IS	71,662,110
Class P	19,341,889
Class RV	4,600,845
Class RC	497,554

Total net assets	$1,559,432,899

Shares outstanding
Class I	1,411,517,802
Class AD	4,020
Class IN	51,836,289
Class IS	71,661,881
Class P	19,342,091
Class RV	4,600,785
Class RC	496,434

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2004 (unaudited)

Investment income
Interest	$9,527,275

Expenses
Advisory fee	1,614,972
Distribution Plan expenses
Class AD	2
Class IN	23,391
Class IS	95,189
Class P	58,856
Class RV	19,583
Class RC	7,575
Administrative services fee	446,408
Transfer agent fees	4,806
Trustees' fees and expenses	58,764
Printing and postage expenses	59,372
Custodian and accounting fees	159,075
Registration and filing fees	69,549
Professional fees	26,243
Other	83,355

Total expenses	2,727,140
Less: Expense reductions	(10,272)
Fee waivers	(767,563)

Net expenses	1,949,305

Net investment income	7,577,970

Net realized losses on securities	(14,724)

Net increase in net assets resulting from operations	$7,563,246

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	August 31, 2004		Year Ended
	(unaudited)		February 29, 2004 (a)

Operations
Net investment income		$7,577,970		$ 15,303,253
Net realized losses on securities		(14,724)		(28,244)

Net increase in net assets resulting
from operations		7,563,246		15,275,009

Distributions to shareholders
from
Net investment income
Class I		(6,960,081)		(14,670,371)
Class AD		(25)		(364)
Class IN		(225,150)		(124,621)
Class IS		(303,087)		(360,715)
Class P		(62,204)		(101,622)
Class RV		(12,166)		(16,737)
Class RC		(2,858)		(2,397)

Total distributions to shareholders		(7,565,571)		(15,276,827)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	4,027,041,120	4,027,041,120	9,678,312,639	9,678,312,639
Class AD	0	0	10,998,625	10,998,625
Class IN	189,988,086	189,988,086	85,005,911	85,005,911
Class IS	792,659,784	792,659,784	764,869,965	764,869,965
Class P	81,471,646	81,471,646	278,215,855	278,215,855
Class RV	59,023,938	59,023,938	80,555,001	80,555,001
Class RC	5,593,279	5,593,279	13,427,410	13,427,410

		5,155,777,853		10,911,385,406

Net asset value of shares issued in
reinvestment of distributions
Class I	1,322,344	1,322,344	2,818,265	2,818,265
Class AD	5	5	6	6
Class IN	65,031	65,031	3,094	3,094
Class IS	3,769	3,769	898	898

		1,391,149		2,822,263

Payment for shares redeemed
Class I	(4,052,422,635)	(4,052,422,635)	(10,102,076,840)	(10,102,076,840)
Class AD	(2,200)	(2,200)	(11,012,585)	(11,012,585)
Class IN	(180,329,461)	(180,329,461)	(59,190,811)	(59,190,811)
Class IS	(836,374,282)	(836,374,282)	(723,980,377)	(723,980,377)
Class P	(96,161,681)	(96,161,681)	(290,603,442)	(290,603,442)
Class RV	(59,485,450)	(59,485,450)	(95,591,877)	(95,591,877)
Class RC	(7,681,412)	(7,681,412)	(14,688,520)	(14,688,520)

		(5,232,457,121)		(11,297,144,452)

Net asset value of shares issued in
acquisition
Class I	0	0	93,393,532	93,393,532
Class AD	0	0	20,169	20,169
Class IN	0	0	16,294,439	16,294,439
Class IS	0	0	74,482,124	74,482,124
Class P	0	0	46,419,713	46,419,713
Class RV	0	0	20,099,173	20,099,173
Class RC	0	0	3,845,677	3,845,677

		0		254,554,827

(a)	For Class AD, IN, IS, P, RV and RC shares, for the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	August 31, 2004	Year Ended
	(unaudited)	February 29, 2004

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$ (75,288,119)	$ (128,381,956)

Total decrease in net assets	(75,290,444)	(128,383,774)
Net assets
Beginning of period	1,634,723,343	1,763,107,117

End of period	$ 1,559,432,899	$ 1,634,723,343

Undistributed net investment income	$ 14,923	$ 2,524

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.20% of the Fund's average daily net assets. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.30% of the Fund's average daily net assets

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended August 31, 2004, EIMC waived its fee in the amount of $767,563 which represents 0.10% of the Fund's average daily net assets (on an annualized basis). Total amounts subject to recoupment as of August 31, 2004 were $4,400,824.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Cash Management Money Market Fund in a tax-free exchange for Class I, Class AD, Class IN, Class IS, Class P, Class RC and Class RV shares of the Fund. Shares were issued to Class I, Class AD, Class IN, Class IS, Class P, Class RC and Class RV shares of Evergreen Cash Management Money Market Fund at an exchange ratio of 1.00 to 1.00 for each class. The aggregate net assets of the Fund and Evergreen Cash Management Money Market Fund immediately prior to the acquisition were $1,257,130,875 and $254,554,827, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,511,685,702.

6. SECURITIES TRANSACTIONS

On August 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2004, the Fund had $67,764 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012

$143	$40,707	$1,217	$25,697

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 29, 2004, the Fund incurred and elected to defer post-October losses of $2,547.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, repre-

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567761 rv1 10/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 10/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 10/26/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 10/26/2004